As filed with the Securities and Exchange Commission on October 9, 2002

                                                  1933 Act File No. 333-93813
                                                  1940 Act File No. 811-09761

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933               [X]
            Pre-Effective Amendment No.                                     [ ]
                                                --------
            Post-Effective Amendment No.           8                        [X]
                                                -------

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]
            Amendment No.                    10
                                          --------
                      (Check appropriate box or boxes.)

                           POTOMAC INSURANCE TRUST
              (Exact name of Registrant as Specified in Charter)

                           500 Fifth Avenue, Suite 415
                           New York, New York 10110
              (Address of Principal Executive Office) (Zip Code)

      Registrant's Telephone Number, including Area Code: (212) 997-5198

                                Daniel D. O'Neill
                           500 Fifth Avenue, Suite 415
                           New York, New York 10110
                   (Name and Address of Agent for Service)

                                    Copy to:
                             Robert J. Zutz, Esq.
                           Kirkpatrick & Lockhart LLP
                          1800 Massachusetts Avenue, NW
                             Washington, D.C. 20036

  Approximate Date of Proposed Public Offering: As soon as practicable after the effective date
                         of this Registration Statement

It is proposed that this filing will become effective (check appropriate box)
      [X]  immediately  upon filing  pursuant to  paragraph  (b)
      [ ]  on (date) pursuant to paragraph  (b)
      [ ]  60 days after filing  pursuant to paragraph (a)(1)
      [ ]  on (date) pursuant to paragraph (a)(1)
      [ ]  75 days after filing pursuant to paragraph (a)(2)
      [ ]  on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
      [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                           THE POTOMAC INSURANCE TRUST


                       CONTENTS OF REGISTRATION STATEMENT


This registration document is comprised of the following:

            Cover Sheet

            Contents of Registration Statement

            Prospectus for the Potomac VP Portfolio Strategies Fund

            Statement of Additional Information for the Potomac VP Portfolio Strategies Fund

            Part C of Form N-1A

            Signature Page

            Exhibits

                                   PROSPECTUS



                           THE POTOMAC INSURANCE TRUST

                         ENHANCED INVESTMENT STRATEGIES


                             100 South Royal Street
                           Alexandria, Virginia 22314


                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                                 (800) 851-0511



                    The Potomac VP Portfolio Strategies Fund



 THE FUND OFFERS ITS CLASS A SHARES TO INSURANCE COMPANY SEPARATE ACCOUNTS THAT
  FUND VARIABLE ANNUITY CONTRACTS AND LIFE INSURANCE POLICIES. THIS PROSPECTUS SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THOSE CONTRACTS AND POLICIES.

   LIKE SHARES OF ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES
              AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR
                          ADEQUACY OF THIS PROSPECTUS.
            ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


                                 October 9, 2002

                                TABLE OF CONTENTS

                                                                            Page

OVERVIEW.......................................................................1
  The Potomac VP Portfolio Strategies Fund.....................................2
  Risk Factors.................................................................3
  Historical Performance.......................................................5
  Fees and Expenses of the Fund................................................5

ABOUT YOUR INVESTMENT..........................................................7
  Investing in the Fund........................................................7
  Service Fees.................................................................7
  Share Prices.................................................................7
  Excessive Trading............................................................8

ADDITIONAL INFORMATION.........................................................8
  Management of the Fund.......................................................8
  Distributions and Taxes......................................................8

MORE INFORMATION ON THE POTOMAC INSURANCE TRUST...............................10


In deciding whether to invest in the Potomac VP Portfolio Strategies Fund described herein, you should rely on information in this Prospectus or the Statement of Additional Information (the "SAI"). The Potomac Insurance Trust (the "Trust") has not authorized others to provide additional information. The Trust does not authorize the use of this Prospectus in any state or jurisdiction in which such offering may not legally be made.

                                    OVERVIEW


      This Prospectus describes THE POTOMAC VP PORTFOLIO STRATEGIES FUND (the "Fund") of The Potomac Insurance Trust. The Fund currently offers for sale Class A shares. Shares of the Fund may be purchased through variable annuity contracts and variable life insurance policies ("Contracts"). Fund shares also may be purchased through certain qualified pension and retirement plans.

      Rafferty Asset Management, LLC ("Rafferty") serves as the Fund's investment adviser and Portfolio Strategies, Inc. ("PSI" or "subadviser") serves as the Fund's subadviser. ("Collectively, Rafferty and PSI are referred to herein as "advisers" in certain circumstances.)

      The Fund seeks capital appreciation through dynamic asset allocation among three major categories of securities: equities, debt, and money market instruments. An investment team from Rafferty and the subadviser jointly will invest the Fund's assets. In accordance with the subadviser's dynamic investment program, Rafferty frequently moves the Fund's assets through different categories and sectors of the market in an attempt to adjust the Fund's portfolio to reflect the relevant strength of various asset classes. The Fund's strategy differs from both the traditional buy-and-hold approach of most mutual funds and from the "all or nothing" approach of certain market timers who are either invested in the market or in cash.

      The Fund may engage in a variety of investment techniques designed to create "long" positions to capitalize on the appreciation in the price of specific securities or indices through options, futures contracts and options on futures and "short" positions to capitalize on declines in the price of specific securities or indices through short sales or investments in a variety of derivative instruments, including options, futures contracts and options on futures.


      There is no assurance that the Fund will achieve its objective.





                                  Prospectus 1

                                 ABOUT THE FUND


THE POTOMAC VP PORTFOLIO STRATEGIES FUND

FUND OBJECTIVE


      The Potomac VP Portfolio Strategies Fund seeks capital appreciation.


PORTFOLIO INVESTMENT STRATEGY


      The Potomac VP Portfolio Strategies Fund seeks capital appreciation through a dynamic allocation of the Fund's assets among three major categories of securities: equities, debt and money market instruments.


      >> The equity category includes equity securities of all types, including common stocks, preferred stocks, convertible securities and warrants.

      >> The debt category includes all varieties of debt securities maturing in more than one year, such as corporate bonds, government securities, zero coupon bonds, and mortgage- and other asset-backed securities. Investments in debt securities will primarily be investment grade bonds; however, the Fund may invest no more than 20% of its total assets in lower-quality debt securities.

      >> The money market category includes all types of short-term and money market instruments, including bank certificates of deposit, bankers' acceptances, bank time deposits, notes, commercial paper, and U.S. Government securities.

      The Fund may invest either directly or indirectly in equity and debt securities. Indirect investments may be through exchange-traded funds and other mutual funds. The Fund also may enter into long and short positions in futures contracts, index futures contracts, options contracts, options on index futures contracts, swap agreements, options on securities and on indices, and other derivative instruments to seek to enhance returns, to hedge some of the risks of its investments or as a substitute for a position in an underlying security. In addition, the Fund may seek exposure to foreign markets indirectly through investments in American Depository Receipts and other investment companies.

      The Fund also may engage in repurchase, reverse repurchase and forward purchase agreements. These investments generally will be short-term in nature and are primarily used to seek to enhance returns and manage liquidity.


      The advisers jointly will actively manage the Fund's portfolio and seek to allocate the Fund's assets among the three categories of securities based on the subadviser's relative value analysis of a variety markets, indices and sectors. Such allocation is based on the subadviser's analysis of fundamental and some technical data, including momentum models. The advisers regularly review the Fund's allocation and make changes gradually to favor investments that it believes will provide the most favorable outlook for achieving the Fund's objective. This allocation is not intended to be balanced among the three securities categories or static. Rather, the advisers will likely engage in frequent trading of the Fund's assets in an attempt to position the portfolio in line with the subadviser's expectations for the near-term market movements.


      The Fund's investment objective is not a fundamental policy and may be changed by the Trust's Board of Trustees without shareholder approval.




                                  Prospectus 2

RISK FACTORS


      An investment in the Fund entails risks. The Fund could lose money, or its performance could trail that of other investment alternatives. Rafferty cannot guarantee that the Fund will achieve its objective. In addition, the Fund presents some risks not traditionally associated with most mutual funds. It is important that investors closely review and understand these risks before making an investment in the Fund. These and other risks are described below.


RISKS OF THE ADVISERS' INVESTMENT STRATEGY:

      The principal risk of investing in the Fund is that the advisers' market timing strategy will not be successful. At the moment of any purchase or sell signal, the advisers will not know whether that particular signal will turn out to have indicated the start of a major or minor market move in either direction, or whether it will prove to be a false signal. The Fund could be exposed to declining markets and/or could miss a market rise if the advisers' model does not correctly predict market movements. As a result, there is no assurance that the advisers' market timing strategy will enable the Fund to be invested consistent with the major trends of the market or enable the Fund to achieve its investment objective of capital appreciation.


HIGH PORTFOLIO TURNOVER:

      The Fund's market timing strategy may result in significant portfolio turnover to take advantage of anticipated changes in market conditions. High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.



RISKS OF AGGRESSIVE INVESTMENT TECHNIQUES:

      The Fund uses investment techniques that may be considered aggressive. Risks associated with the use of futures contracts and options on securities, securities indices and futures contracts include potentially dramatic price changes (losses) in the value of the instruments and imperfect correlations between the price of the contract or option and the underlying security or index. These instruments may increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed.


LEVERAGE RISK:


      The Fund may employ leveraged investment techniques. Use of leverage can magnify the effects of changes in the value of the Fund and make it more volatile. The leveraged investment techniques that the Fund may employ could cause investors in the Fund to lose more money in adverse environments.


RISK OF SHORTING SECURITIES:

      The Fund may, from time to time, establish short positions designed to profit from the decline in the price of particular securities, baskets of securities or indexes. As a consequence, the Fund will lose value if and when the price of particular securities, baskets of securities or indexes rise - a result that is the opposite from traditional equity mutual funds.




                                  Prospectus 3

RISKS OF INVESTING IN EQUITY SECURITIES:


      The value of equity securities the Fund holds, either directly or indirectly, can be affected by changes in U.S. or foreign economies and financial markets, and the companies that issue the equity securities, among other things. Prices of equity securities can rise or fall over short as well as long periods. The value of such securities in general are subject to market risks that may cause their prices to fluctuate substantially over time. Fluctuations in the value of equity securities in which the Fund invests, directly or indirectly, will cause the net asset value of the Fund to fluctuate.


INTEREST RATE CHANGES:

      Debt securities have varying levels of sensitivity to changes in interest rates. In general, the price of a debt security can fall when interest rates rise and can rise when interest rates fall. Securities with longer maturities and mortgage securities can be more sensitive to interest rate changes. In other words, the longer the maturity of a security, the greater the impact a change in interest rates could have on the security's price. In addition, short-term and long-term interest rates do not necessarily move in the same amount or the same direction. Short-term securities tend to react to changes in short-term interest rates, and long-term securities tend to react to changes in long-term interest rates.


CREDIT RISK:

      The Fund could lose money if the issuer of a debt security is unable to meet its financial obligations or goes bankrupt. Credit risk usually applies to most debt securities, but generally is not a factor for U.S. government obligations.


DERIVATIVES RISKS:

      The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. Among the risks presented are market risk, credit risk, management risk and liquidity risk. The use of derivatives can lead to losses because of adverse movements in the price or value of the underlying asset, index or rate, which may be magnified by certain features of the derivatives. These risks are heightened when the subadviser uses derivatives to enhance the Fund's return or as a substitute for a position or security held by the Fund. The success of the subadviser's derivatives strategies will depend on its ability to assess and predict the impact of market or economic developments on the underlying asset, index or rate and the derivative itself. Liquidity risk exists when a security cannot be purchased or sold at the time desired or cannot be purchased or sold without adversely affecting the price.


SWAP AGREEMENT RISKS:

      The Fund may enter into swap agreements. The risks associated with such agreements include the risk that the counterparty to a swap agreement may default. If a counterparty defaults, a Fund's risk of loss will consist of any payments that the Fund is entitled to receive from the counterparty under the agreement. In addition, a Fund could suffer losses with respect to a swap agreement if the Fund is unable to terminate the agreement or reduce its exposure through offsetting transactions.


PREPAYMENT RISK:

      Many types of debt securities, including mortgage securities, are subject to prepayment risk. Prepayment occurs when the issuer of a security can repay principal prior to the security's maturity. Securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. In

                                  Prospectus 4
addition, the potential impact of prepayment features on the price of a debt security can be difficult to predict and result in greater volatility.


RISK OF LOWER-QUALITY DEBT SECURITIES:

      The Fund may invest a portion of its assets in securities rated below investment grade or "junk bonds." Junk bonds may be sensitive to economic changes, political changes, or adverse developments specific to a company. These securities generally involve greater risk of default or price changes than other types of fixed-income securities and the Fund's performance may vary significantly as a result. Therefore, an investment in the Fund is subject to a higher risk of loss of principal than an investment in a Fund that may not invest in lower-rated securities.


RISK OF ASSET-BACKED SECURITIES:

      Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities also may be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.


RISK OF MORTGAGE-BACKED SECURITIES:

      The value of the Fund's mortgage-backed securities can fall if the owners of the underlying mortgages pay off their mortgages sooner than expected, which could happen when interest rates fall, or later than expected, which could happen when interest rates rise. If the underlying mortgages are paid off sooner than expected, the Fund may have to reinvest this money in mortgage-backed or other securities that have lower yields.



FOREIGN EXPOSURE:

      Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; withholding or other taxes; trading, settlement, custodial, and other operational risks; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments, especially those in emerging markets, more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.


HISTORICAL PERFORMANCE


      This Prospectus does not include a bar chart of annual total returns nor a performance table of average annual total returns because the Fund did not commence operations prior to the date of this Prospectus.


FEES AND EXPENSES OF THE FUND


      The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund. Because the Fund's shares were not offered prior to the date of this Prospectus, other expenses below reflect estimated


                                  Prospectus 5
expenses expected to be incurred for the fiscal year ending August 31, 2003. The fees and expenses below do not include those of separate accounts. If they did include such fees, total expenses would be higher. Please refer to your Contract prospectus for information on additional fees and expenses.


SHAREHOLDER FEES (fees paid directly from your investment)


----------------------------------------------------------------------------

                                                                   CLASS A
----------------------------------------------------------------------------

Maximum Sales Charge Imposed on Purchases (as a % of offering price)..............................................................  N/A
Maximum Deferred Sales Charge (as a % of original purchase price or sales proceeds, whichever is less)...............................  N/A
Wire Redemption Fee................................................. $15.00
----------------------------------------------------------------------------



ANNUAL OPERATING EXPENSES (%) (expenses that are deducted from Fund assets)


-------------------------------------------------

Management Fees .......            1.00%
Service (12b-1) Fees ..            0.25%
Other Expenses* .......            0.91%
                                   -----
-------------------------------------------------

Total Annual Operating
Expenses* .............            2.16%
                                   -----
-------------------------------------------------


* Rafferty Asset Management, LLC has voluntarily agreed to reimburse the Fund for Other Expenses through December 31, 2002 to the extent that a Fund's Total Annual Fund Operating Expenses exceed 2.00% for its Class A Shares. If the Fund's overall expenses fall below this percentage limitation, then the Fund may reimburse Rafferty within the following three years. Because this is a voluntary expense waiver, Rafferty may change or end the waiver at any time.



EXPENSE EXAMPLE

      The tables below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The tables show what you would have paid if you invested $10,000 in the Fund over the periods shown and then redeemed all your shares at the end of those periods. It also assumes that your investment has a 5% return each year and the operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                  Prospectus 6

-------------------------------------------
FUND                    1 YEAR  3 YEARS
-------------------------------------------

VP Potomac Portfolio     $219    $676
Strategies Fund:
-------------------------------------------



                              ABOUT YOUR INVESTMENT

INVESTING IN THE FUND

      The Fund offers its shares to insurance company separate accounts that serve as investment vehicles for variable annuity contracts and variable life insurance policies. The Fund also offers its shares to certain qualified pension and retirement plans. The separate accounts and plan sponsors are the shareholders of the Fund and not the individual contract owners or plan beneficiaries. However, the separate accounts and plan sponsors may pass through voting rights to the contract owners or plan beneficiaries.

      Contract owners and plan beneficiaries that desire to purchase, sell or exchange shares in the Fund should consult with the insurance company that issued their Contracts, the accompanying variable Contract prospectus or their plan sponsor. There may be other restrictions and costs for purchases, sales or exchanges of shares of the Fund.



SERVICE FEES


      The Fund has adopted a Class A distribution plan under Rule 12b-1. The Class A plan permits the Fund to charge up to 0.25% of that Fund's average daily net assets to pay insurance company or plan sponsor for its services in servicing Contract Holders or Plans, as applicable. Because these fees are paid out of the Fund's assets on an ongoing basis, the cost of an investment in the Fund will increase over time.


SHARE PRICES


      A Fund's share price is known as its net asset value per share (NAV). Each Fund's Class A share prices are calculated as of fifteen minutes after the close of regular trading, usually 4:15 p.m. Eastern time, each day the NYSE is open for business. Share price is calculated by dividing a class' net assets by its shares outstanding. The Fund uses the following methods to price securities held in its portfolio:

      o equity securities, OTC securities, options and futures are valued at their last sales price, or if not available, the mean of the last bid and ask prices,

      o debt securities are valued using a pricing service or through broker quotes,

      o   options on futures are valued at their closing price,

      o   short-term  debt  securities  with a  maturity  of 60 days or less and
          money  market   securities  held  by  a  Fund  are  valued  using  the
          "amortized" cost method, and



                                  Prospectus 7

      o securities for which a price is unavailable will be valued at fair value estimates by the investment advisor under the supervision of the Board of Trustees.


      The Fund reserves the right to reject any purchase orders or suspend the offering of Fund shares.


EXCESSIVE TRADING

      The Fund reserves the right to refuse any purchase request that the Fund deems not to be in the best interests of the Fund or any of its shareholders, or that could adversely affect the Fund or its operations. In particular, unlike other Potomac Funds, the Fund is not suitable for purchase by active investors and the Fund reserves the right to refuse purchase requests from any contract owners or plan beneficiaries that, in the Fund's view, are likely to engage in market timing or excessive trading. Further, the Fund may refuse purchase requests from contract owners or plan beneficiaries who do not have a contractual relationship with the Fund's subadviser.




                             ADDITIONAL INFORMATION

MANAGEMENT OF THE FUND


      Rafferty Asset Management, LLC ("Rafferty") provides investment services to the Fund. Rafferty has been managing mutual funds since June 1997. Rafferty is located at 500 Fifth Avenue, Suite 415, New York 10110. Under an investment advisory agreement between the Trust and Rafferty, the Fund pays Rafferty fees at an annualized rate of 1.00% of the Fund's average daily net assets.


      Rafferty has retained PSI, 1102 Broadway, #302, Tacoma, Washington 98402, to serve as subadviser to the Fund. PSI was founded in 1982 and manages in excess of $300 million in client assets.




      Together, an investment team from Rafferty and PSI jointly will manage and be responsible for the Fund's assets. Under the subadvisory arrangement, PSI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement PSI's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities.



DISTRIBUTIONS AND TAXES

DISTRIBUTIONS:

      The Fund distributes dividends from net investment income at least annually. Net investment income generally consists of interest income and dividends received on investments, less expenses. The Fund also distributes any realized net capital gains annually. A Fund has capital gains when it sells its portfolio assets for a profit.

      Dividends   and  net  capital  gain   distributions   will  be  reinvested
automatically at NAV in shares of the Fund on which the dividend or distribution was declared unless you request otherwise in writing.




                                  Prospectus 8

TAXES:

      The Fund intends to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended (Code), so that it will not have to pay federal income tax on that part of its investment company taxable income and net capital gain (I.E., the excess of net long-term capital gain over net short-term capital loss) that it distributes to its shareholders.

      Fund shares are offered only to insurance company separate accounts that fund the Contracts. Under the Code, no tax is imposed on an insurance company with respect to income of a qualifying separate account properly allocable to the value of eligible variable annuity or variable life insurance contracts. See the applicable Contract prospectus for a discussion of the federal income tax status of (1) the insurance company separate accounts that purchase and hold Fund shares (Separate Accounts) and (2) the holders of Contracts funded through the Separate Accounts.

      The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a more detailed discussion. See the applicable Contract prospectus for information regarding the federal income tax treatment of distributions to the Separate Accounts. Prospective shareholders are urged to consult their tax advisers.




















                                  Prospectus 9

                               MORE INFORMATION ON
                           THE POTOMAC INSURANCE TRUST

This Prospectus is intended only for use when accompanied by a Separate Account prospectus or qualified pension or retirement plan document.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The Fund's SAI contains more information on the Fund and its investment policies. The SAI is incorporated in this Prospectus by reference (meaning it is legally part of this Prospectus). A current SAI is on file with the Securities and Exchange Commission (SEC).

CALL OR WRITE TO OBTAIN THE SAI FREE OF CHARGE:

   Write to:      The Potomac Insurance Trust
                  P.O. Box 1993
                  Milwaukee, Wisconsin  53201-1993

   Call:    (800) 851-0511


These documents and other information about the Fund can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling the Commission at (202) 942-8090. Reports and other information about the Fund may be viewed on-screen or downloaded from the EDGAR Database on SEC's Internet web site at http://www.sec.gov. Copies of these documents may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No person has been authorized to give any information or to make any representation not contained in this Prospectus, or in the SAI incorporated herein by reference, in connection with the offering made by this Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Potomac Insurance Trust or their distributor. This Prospectus does not constitute an offering by the Fund in any jurisdiction in which such an offering may not lawfully be made.

                                                      SEC File Number: 811-09761


                               P R O S P E C T U S


                                 October 9, 2002










                           THE POTOMAC INSURANCE TRUST

                         Enhanced Investment Strategies



                    The Potomac VP Portfolio Strategies Fund











                                500 Fifth Avenue
                                    Suite 415
                            New York, New York 10110

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           THE POTOMAC INSURANCE TRUST

                      POTOMAC VP PORTFOLIO STRATEGIES FUND

                       STATEMENT OF ADDITIONAL INFORMATION

                             100 South Royal Street
                           Alexandria, Virginia 22314

                           500 Fifth Avenue, Suite 415
                            New York, New York 10110

                                 (800) 851-0511

This Statement of Additional Information ("SAI") relates to the following investment portfolio (the "Fund") of The Potomac Insurance Trust (the "Trust"), a management investment company, or mutual fund:

                    THE POTOMAC VP PORTFOLIO STRATEGIES FUND

The Fund is available through variable annuity contracts and variable life insurance policies of certain insurance companies (collectively "Contracts") and qualified pension and retirement plans ("Qualified Plans").

This Statement of Additional Information ("SAI") dated October 9, 2002 is not a prospectus. It should be read in conjunction with the Trust's Prospectus dated October 9, 2002, relating to the Fund. A copy of the Prospectus is available, without charge, upon request to the Trust at the address or telephone number above.


                              Dated: October 9, 2002

                                TABLE OF CONTENTS
                                                                            PAGE


THE POTOMAC INSURANCE TRUST....................................................1

CLASSIFICATION OF THE FUND.....................................................1

INVESTMENT POLICIES AND TECHNIQUES.............................................1

    American Depositary Receipts ("ADRs")......................................1
    Asset-Backed Securities....................................................2
    Bank Obligations...........................................................2
    Corporate Debt Securities..................................................3
    Equity Securities..........................................................4
    Fixed-Income Securities....................................................5
    Foreign Securities.........................................................6
    Illiquid Investments and Restricted Securities.............................6
    Indexed Securities.........................................................7
    Investments in Other Investment Companies..................................8
    Mortgage-Backed Securities.................................................8
    Options, Futures and Other Strategies.....................................10
    Repurchase Agreements.....................................................16
    Reverse Repurchase Agreements.............................................16
    Short Sales...............................................................17
    Swap Agreements...........................................................17
    U.S. Government Securities................................................19
    Other Investment Risks and Practices......................................20

INVESTMENT RESTRICTIONS.......................................................21

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................23

MANAGEMENT OF THE TRUST.......................................................24

    Trustees and Officers.....................................................24
    Investment Adviser and Subadviser.........................................28
    Fund Administrator, Fund Accountant and Custodian.........................30
    Distributor...............................................................30
    Distribution Plan.........................................................30
    Independent Certified Public Accountants..................................31

DETERMINATION OF NET ASSET VALUE..............................................31

PURCHASES AND REDEMPTIONS.....................................................32

    Redemption in Kind........................................................32
    Receiving Payment.........................................................32

PERFORMANCE INFORMATION.......................................................33

    Comparative Information...................................................33
    Total Return Computations.................................................34

SHAREHOLDER AND OTHER INFORMATION.............................................36

    Shareholder Information...................................................36
    Other Information.........................................................36

DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES......................................37

    Dividends and Other Distributions.........................................37
    Taxes.....................................................................37

FINANCIAL STATEMENTS..........................................................40

                           THE POTOMAC INSURANCE TRUST

The Trust is a Massachusetts business trust organized on December 29, 1999 and is registered with the Securities and Exchange Commission ("SEC") as an open-end management investment company under the Investment Company Act of 1940, as amended ("1940 Act"). The Trust currently consists of twenty separate series. However, this SAI relates only to the Potomac VP Portfolio Strategies Fund (the "Fund").

The Fund currently offers one class of shares, Class A shares, which are made available with respect to Contracts and Qualified Plans where the insurance company or Qualified Plan sponsor receives payments at an annual rate of up to 0.25% of the Class A shares average daily net assets for shareholder services. Class A shares also may be subject to other charges as described in the Contracts' prospectuses or Qualified Plan documents.

                           CLASSIFICATION OF THE FUND

The Fund is a "non-diversified" series of the Trust pursuant to the 1940 Act. The Fund is considered "non-diversified" because a relatively high percentage of its assets may be invested in the securities of a limited number of issuers. To the extent that the Fund assumes large positions in the securities of a small number of issuers, the Fund's net asset value may fluctuate to a greater extent than that of a diversified company as a result of changes in the financial condition or in the market's assessment of the issuers, and the Fund may be more susceptible to any single economic, political or regulatory occurrence than a diversified company.

The Fund's classification as a "non-diversified" investment company means that the proportion of its assets that may be invested in the securities of a single issuer is not limited by the 1940 Act. The Fund, however, intends to meet certain diversification standards at the end of each quarter of its taxable year.

                       INVESTMENT POLICIES AND TECHNIQUES

The Fund may engage in the investment strategies discussed below. There is no assurance that any of these strategies or any other strategies and methods of investment available to the Fund will result in the achievement of its objective.

AMERICAN DEPOSITARY RECEIPTS ("ADRS")


The  Fund  may   invest   in  ADRs  and   sell   ADRs   short.   ADRs  are  U.S.
dollar-denominated receipts representing interests in the securities of a foreign issuer, which securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by U.S. banks and trust companies that evidence ownership of underlying securities issued by a foreign corporation. ADRs include ordinary shares and New York shares. ADRs may be purchased through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depository, whereas a depository may establish an unsponsored facility without participation by the issuer of the depository security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts of the deposited securities. ADRs are not necessarily denominated in the same currency as the underlying securities to which they may be connected. Generally, ADRs in registered form are designed for use in the U.S. securities market and ADRs in bearer form are designed for use outside the United States. For investment purposes, ADRs are not considered to be foreign securities by the Fund.


ASSET-BACKED SECURITIES

The Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market's perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower's other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security's par value. Value is also affected if any credit enhancement has been exhausted.

BANK OBLIGATIONS

MONEY MARKET INSTRUMENTS. The Fund may invest in bankers' acceptances, certificates of deposit, demand and time deposits, savings shares and commercial paper of domestic banks and savings and loans that have assets of at least $1 billion and capital, surplus, and undivided profits of over $100 million as of the close of their most recent fiscal year, or instruments that are insured by the Bank Insurance Fund or the Savings Institution Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"). The Fund also may invest in high quality, short-term, corporate debt obligations, including variable rate demand notes, having a maturity of one year or less. Because there is no secondary trading market in demand notes, the inability of the issuer to make required payments could impact adversely the Fund's ability to resell when it deems advisable to do so.

BANKERS' ACCEPTANCES. Bankers' acceptances generally are negotiable instruments (time drafts) drawn to finance the export, import, domestic shipment or storage of goods. They are termed "accepted" when a bank writes on the draft its agreement to pay it at maturity, using the word "accepted." The bank is, in effect, unconditionally guaranteeing to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset, or it may be sold in the secondary market at the going rate of interest for a specified maturity.

CERTIFICATES OF DEPOSIT ("CDs"). The FDIC is an agency of the U.S. Government that insures the deposits of certain banks and savings and loan associations up to $100,000 per deposit. The interest on such deposits may not be insured to the extent this limit is exceeded. Current federal regulations also permit such institutions to issue insured negotiable CDs in amounts of $100,000 or more without regard to the interest rate ceilings on other deposits. To remain fully insured, these investments must be limited to $100,000 per insured bank or savings and loan association.

COMMERCIAL PAPER. Commercial paper includes notes, drafts or similar instruments payable on demand or having a maturity at the time of issuance not exceeding nine months, exclusive of days of grace or any renewal thereof. The Fund may invest in commercial paper rated A-l or A-2 by Standard & Poor's ("S&P") or Prime-1 or Prime-2 by Moody's Investors Services, Inc. ("Moody's"), and in other lower quality commercial paper.

CORPORATE DEBT SECURITIES

Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or un-secured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid-and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types, and maturities, of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.


Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that a Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer's debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.


EQUITY SECURITIES

The Fund may invest in common stock, convertible securities, preferred stock, warrants or other equity securities when consistent with the Fund's objective.


COMMON STOCKS. The Fund may invest in common stocks. Common stocks represent the residual ownership interest in the issuer and are entitled to the income and increase in the value of the assets and business of the entity after all of its obligations and preferred stock are satisfied. Common stocks generally have voting rights. Common stocks fluctuate in price in response to many factors including historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.


CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Convertible securities include corporate bonds, notes, preferred stock or other securities that may be converted into or exchanged for a prescribed amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. A convertible security entitles the holder to receive interest paid or accrued on debt or dividends paid on preferred stock until the convertible security matures or is redeemed, converted or exchanged. While no securities investment is without some risk, investments in convertible securities generally entail less risk than the issuer's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The market value of convertible securities tends to decline as interest rates increase and, conversely, to increase as interest rates decline. While convertible securities generally offer lower interest or dividend yields than nonconvertible debt securities of similar quality, they do enable the investor to benefit from increases in the market price of the underlying common stock.

PREFERRED STOCK. The Fund may invest in preferred stock. A preferred stock blends the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and its participation in the issuer's growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors if the issuer is dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

WARRANTS. The Fund may invest in warrants, which are securities that permit the Fund to acquire (but not obligating), by subscription, certain other securities such as common stocks regardless of the market price of the security. Warrants may be either perpetual or of limited duration but they usually do not have voting rights or pay dividends. The market price of warrants is usually significantly less than the current price of the underlying security. Warrants do not carry the right to dividends or voting rights with respect to their underlying securities, and they do not represent any rights in assets of the issuer. An investment in warrants may be considered speculative. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.


FIXED-INCOME SECURITIES

The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Fund may invest in investment grade corporate debt securities, lower-rated corporate securities, often called "junk bonds" and zero-coupon bonds. Investment grade corporate bonds are those rated BBB or better by Standard & Poor's Ratings Group ("S&P") or Baa or better by Moody's Investors Service, Inc. ("Moody's"). Securities rated BBB by S&P are considered investment grade, but Moody's considers securities rated Baa to have speculative characteristics.

"Junk Bonds," generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers' financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund's ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market.

Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security, and the issuer's perceived credit quality. If the issuer defaults, the Fund may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.


FOREIGN SECURITIES

The Fund may have indirect exposure to foreign securities through investments in stock index futures contracts, options on stock index futures contracts and options on securities and on stock indices.

Investing in foreign securities carries political and economic risks distinct from those associated with investing in the United States. Foreign investments may be affected by actions of foreign governments adverse to the interests of U.S. investors, including the possibility of expropriation or nationalization of assets, confiscatory taxation, restrictions on U.S. investment or on the ability to repatriate assets or to convert currency into U.S. dollars. There may be a greater possibility of default by foreign governments or foreign-government sponsored enterprises. Investments in foreign countries also involve a risk of local political, economic or social instability, military action or unrest or adverse diplomatic developments.

ILLIQUID INVESTMENTS AND RESTRICTED SECURITIES

The Fund may purchase and hold illiquid investments. The Fund will not purchase or otherwise acquire any security if, as a result, more than 15% of its net assets (taken at current value) would be invested in investments that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale. This policy does not include restricted securities eligible for resale pursuant to Rule 144A under the Securities Act of 1933, as amended ("1933 Act"), which the Trust's Board of Trustees ("Board" or "Trustees") or Rafferty Asset Management, LLC ("Rafferty"), the Fund's investment adviser, has determined under Board-approved guidelines are liquid. The Fund, however, does not currently anticipate investing in such restricted securities.


The term "illiquid investments" for this purpose means investments that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the investments. Investments currently considered to be illiquid include: (1) repurchase agreements not terminable within seven days, (2) securities for which market quotations are not readily available, (3) over-the-counter ("OTC") options and their underlying collateral, (4) bank deposits, unless they are payable at principal amount plus accrued interest on demand or within seven days after demand, (5) restricted securities not determined to be liquid pursuant to guidelines established by the Board and (6) in certain circumstances, securities involved in swap, cap, floor or collar transactions. The assets used as cover for OTC options written by the Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.


The Fund may not be able to sell illiquid investments when Rafferty and/or the Fund's subadviser, as applicable, considers it desirable to do so or may have to sell such investments at a price that is lower than the price that could be obtained if the investments were liquid. In addition, the sale of illiquid investments may require more time and result in higher dealer discounts and other selling expenses than does the sale of investments that are not illiquid. Illiquid investments also may be more difficult to value due to the unavailability of reliable market quotations for such investments, and investment in illiquid investments may have an adverse impact on net asset value.


Rule 144A establishes a "safe harbor" from the registration requirements of the 1933 Act for resales of certain securities to qualified institutional buyers. Institutional markets for restricted securities that have developed as a result of Rule 144A provide both readily ascertainable values for certain restricted securities and the ability to liquidate an investment to satisfy share redemption orders. An insufficient number of qualified institutional buyers interested in purchasing Rule 144A-eligible securities held by the Fund, however, could affect adversely the marketability of such portfolio securities and the Fund may be unable to dispose of such securities promptly or at reasonable prices.

INDEXED SECURITIES

The Fund may purchase indexed securities, which are securities the value of which varies positively or negatively in relation to the value of other securities, securities indices or other financial indicators, consistent with its investment objective. Indexed securities may be debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Recent issuers of indexed securities have included banks, corporations and certain U.S. Government agencies.

The performance of indexed securities depends to a great extent on the performance of the security or other instrument to which they are indexed and also may be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Indexed securities may be more volatile than the underlying instruments. Certain indexed securities that are not traded on an established market may be deemed illiquid. See "Illiquid Investments and Restricted Securities" above.

The Fund may invest in Standard & Poor's Depositary Receipts ("SPDRs"). SPDRs represent ownership in the SPDR Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Standard & Poor's 500 Composite Stock Price Index(TM) ("S&P 500 Index") and whose shares trade on the American Stock Exchange ("AMEX"). The value of SPDRs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of SPDRs, however, may not be equivalent to the pro rata value of the S&P 500 Index. SPDRs are subject to the risks of an investment in a broadly based portfolio of common stocks.

The Fund may invest in DIAMONDS(SM). DIAMONDS represent an investment in a unit investment trust ("DIAMONDS Trust") that owns shares in proportion to the weightings of the stocks comprising the Dow Jones Industrial Average(SM) ("DJIA"). The DIAMONDS Trust is structured so that its shares trade at approximately 1/100 (one one-hundredth) of the value of the DJIA. The DIAMONDS Trust's shares trade on the AMEX. An investment in DIAMONDS is subject to risks similar to those of other diversified stock portfolios, including market volatility and that the general level of stock prices may decline. Although DIAMONDS are designed to provide investment results that generally correspond to the price and yield performance of the DJIA, the DIAMONDS Trust may not be able to exactly replicate the performance of the DJIA because of trust expenses and other factors.

The Fund may invest in Nasdaq-100 Index Tracking Stock ("QQQs"). QQQs represent ownership in the Nasdaq-100 Trust, a unit investment trust that holds a portfolio of common stocks designed to track the price performance and dividend yield of the Nasadaq-100 Index(TM) ("Nasdaq 100") and whose shares trade on the AMEX. The value of the QQQs fluctuates in relation to changes in the value of the underlying portfolio of common stocks. The market price of QQQs, however, may not be equivalent to the pro rata value of the Nasdaq 100. QQQs are subject to the risks of an investment in a broadly based portfolio of common stocks.

Investments in SPDRs, DIAMONDS and QQQs are considered investments in other investment companies discussed below.

INVESTMENTS IN OTHER INVESTMENT COMPANIES

The Fund may invest in the securities of other investment companies to the extent that such an investment would be consistent with the requirements of the 1940 Act. Investments in the securities of other investment companies may involve duplication of advisory fees and certain other expenses. By investing in another investment company, the Fund becomes a shareholder of that investment company. As a result, Fund shareholders indirectly will bear the Fund's proportionate share of the fees and expenses paid by shareholders of the other investment company, in addition to the fees and expenses Fund shareholders directly bear in connection with the Fund's own operations.

MORTGAGE-BACKED SECURITIES

A mortgage-backed security is a type of pass-through security, which is a security representing pooled debt obligations repackaged as interests that pass income through an intermediary to investors. In the case of mortgage-backed securities, the ownership interest is in a pool of mortgage loans.

Mortgage-backed securities are most commonly issued or guaranteed by the Government National Mortgage Association ("Ginnie Mae" or "GNMA"), Federal National Mortgage Association ("Fannie Mae" or "FNMA") or Federal Home Loan
Mortgage Corporation ("Freddie Mac" or "FHLMC"), but may also be issued or guaranteed by other private issuers. GNMA is a government-owned corporation that is an agency of the U.S. Department of Housing and Urban Development. It guarantees, with the full faith and credit of the United States, full and timely payment of all monthly principal and interest on its mortgage-backed securities. FNMA is a publicly owned, government-sponsored corporation that mostly packages mortgaged backed by the Federal Housing Administration, but also sells some nongovernmentally backed mortgages. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest only by FNMA. The FHLMC is a publicly chartered agency that buys qualifying residential mortgages from lenders, re-packages them and provide certain guarantees. The corporation's stock is owned by savings institutions across the United States and is held in trust by the Federal Home Loan Bank System. Pass-through securities issued by the FHLMC are guaranteed as to timely payment of principal and interest only by the FHLMC.

Mortgage-backed securities issued by private issuers, whether or not such obligations are subject to guarantees by the private issuer, may entail greater risk than obligations directly or indirectly guaranteed by the U.S. Government. The average life of a mortgage-backed security is likely to be substantially less than the original maturity of the mortgage pools underlying the securities. Prepayments of principal by mortgagors and mortgage foreclosures will usually result in the return of the greater part of principal invested far in advance of the maturity of the mortgages in the pool.

Collateralized mortgage obligations ("CMOs") are debt obligations collateralized by mortgage loans or mortgage pass-through securities (collateral collectively hereinafter referred to as "Mortgage Assets"). Multi-class pass-through securities are interests in a trust composed of Mortgage Assets and all references in this section to CMOs include multi-class pass-through securities. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates, resulting in a loss of all or part of the premium if any has been paid. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. The principal and interest payments on the Mortgage Assets may be allocated among the various classes of CMOs in several ways. Typically, payments of principal, including any prepayments, on the underlying mortgages are applied to the classes in the order of their respective stated maturities or final distribution dates, so that no payment of principal is made on CMOs of a class until all CMOs of other classeshaving earlier stated maturities or final distribution dates have been paid in full.

Stripped mortgage-backed securities ("SMBS") are derivative multi-class mortgage securities. The Fund will only invest in SMBS that are obligations backed by the full faith and credit of the U.S. Government. SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions from a pool of mortgage assets. The Fund will only invest in SMBS whose mortgage assets are U.S. Government obligations. A common type of SMBS will be structured so that one class receives some of the interest and most of the principal from the mortgage assets, while the other class receives most of the interest and the remainder of the principal. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities. The market value of any class which consists primarily or entirely of principal payments generally is unusually volatile in response to changes in interest rates.

Investment in mortgage-backed securities poses several risks, including among others, prepayment, market and credit risk. Prepayment risk reflects the risk that borrowers may prepay their mortgages faster than expected, thereby affecting the investment's average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise prepayment options at the time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by home value appreciation, ease of the refinancing process and local economic conditions. Market risk reflects the risk that the price of a security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and the Fund invested in such securities wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold. Credit risk reflects the risk that the Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. Government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. Government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions. With respect to GNMA certificates, although GNMA guarantees timely payment even if homeowners delay or default, tracking the "pass-through" payments may, at times, be difficult.

OPTIONS, FUTURES AND OTHER STRATEGIES

GENERAL. The Fund may use certain options (traded on an exchange and OTC, or otherwise), futures contracts (sometimes referred to as "futures") and options on futures contracts (collectively, "Financial Instruments") as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund's position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission ("CFTC"). In addition, the Fund's ability to use Financial Instruments will be limited by tax considerations. See "Dividends, Other Distributions and Taxes."


In addition to the instruments, strategies and risks described below and in the Prospectus, Rafferty may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as Rafferty and/or the subadviser develops new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. Rafferty and/or the subadviser may utilize these opportunities to the extent that they are consistent with the Fund's investment objective and permitted by the Fund's investment limitations and applicable regulatory authorities. The Fund's Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.


SPECIAL RISKS. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.


(1) Successful use of most Financial Instruments depends upon Rafferty's and/or the subadviser's ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by Rafferty and/or the subadviser may still not result in a successful transaction. Rafferty and/or the subadviser may be incorrect in its expectations as to the extent of market movements or the time span within which the movements take place that, thus, may result in the strategy being unsuccessful.


(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, the Fund might be required to maintain assets as "cover," maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund's ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund's ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the "counterparty") to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

COVER. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its custodian, U.S. Bank, N.A. ("Custodian"), in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to cover or accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

OPTIONS. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange ("CBOE"), the AMEX and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

RISKS OF OPTIONS ON SECURITIES. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counterparty from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

The Fund's ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counterparty, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

OPTIONS ON INDICES. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the AMEX Major Market Index, or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by Rafferty are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple ("multiplier"), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund's exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

RISKS OF OPTIONS ON INDICES. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund's loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit "initial margin" in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent "variation margin" payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as "marking-to-market." Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund's obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day's settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

To the extent that the Fund enters into futures contracts or options on futures contracts, in each case other than for BONA FIDE hedging purposes (as defined by the CFTC), the aggregate initial margin and the premiums required to establish those positions (excluding the amount by which options are "in-the-money" at the time of purchase) will not exceed 5% of the liquidation value of the Fund's portfolio, after taking into account unrealized profits and unrealized losses on any contracts the Fund has entered into. (In general, a call option on a futures contract is "in-the-money" if the value of the underlying futures contract exceeds the strike, i.e., exercise, price of the call. A put option on a futures contract is "in-the-money" if the value of the underlying futures contract is exceeded by the strike price of the put.) This policy does not limit to 5% the percentage of the Fund's assets that are at risk in futures contracts and options on futures contracts.

RISKS OF FUTURES CONTRACTS AND OPTIONS THEREON. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

COMBINED POSITIONS. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

REPURCHASE AGREEMENTS

The Fund may enter into repurchase agreements with banks that are members of the Federal Reserve System or securities dealers that are members of a national securities exchange or are primary dealers in U.S. Government Securities (defined below). Repurchase agreements generally are for a short period of time, usually less than a week. Under a repurchase agreement, the Fund purchases a U.S. Government Security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the Fund's holding period. While the maturities of the underlying securities in repurchase agreement transactions may be more than one year, the term of each repurchase agreement always will be less than one year. Repurchase agreements with a maturity of more than seven days are considered to be illiquid investments. No Fund may enter into such a repurchase agreement if, as a result, more than 15% of the value of its net assets would then be invested in such repurchase agreements and other illiquid investments. See "Illiquid Investments and Restricted Securities" above.

The Fund will always receive, as collateral, securities whose market value, including accrued interest, at all times will be at least equal to 100% of the dollar amount invested by the Fund in each repurchase agreement. In the event of default or bankruptcy by the seller, the Fund will liquidate those securities (whose market value, including accrued interest, must be at least 100% of the amount invested by the Fund) held under the applicable repurchase agreement, which securities constitute collateral for the seller's obligation to repurchase the security. If the seller defaults, the Fund might incur a loss if the value of the collateral securing the repurchase agreement declines and might incur disposition costs in connection with liquidating the collateral. In addition, if bankruptcy or similar proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund may be delayed or limited.

REVERSE REPURCHASE AGREEMENTS

Fund may borrow by entering into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed to price. At the time the Fund enters into a reverse repurchase agreement, it will establish and maintain a segregated account with an approved custodian containing liquid high-grade securities, marked-to-market daily, having a value not less than the repurchase price (including accrued interest). Reverse repurchase agreements involve the risk that the market value of securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obliged to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce a fund's obligation to repurchase the securities. During that time, the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted. Reverse repurchase agreements create leverage, a speculative factor, and are considered borrowings for the purpose of the Fund's limitation on borrowing.

SHORT SALES

The Fund may engage in short sale transactions under which the Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends that accrue during the period of the loan. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet the margin requirements, until the short position is closed out.

Until the Fund closes its short position or replaces the borrowed stock, the Fund will (1) maintain an account containing cash or liquid assets at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the stock sold short and (b) the amount deposited in the account plus the amount deposited with the broker as collateral will not be less than the market value of the stock at the time the stock was sold short or (2) otherwise cover the Fund's short position.

SWAP AGREEMENTS

The Fund may enter into equity index swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securites, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard "swap" transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a "notional amount," i.e., the return on or increase in value of a particular dollar amount invested in a "basket" of securities representing a particular index.

Most swap agreements entered into by the Fund calculate the obligations of the parties to the agreement on a "net basis." Consequently, the Fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the "net amount"). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, the Fund's risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to a swap agreement entered into on a net basis will be accrued daily and an amount of cash or liquid asset having an aggregate net asset value at least equal to the accrued excess will be maintained in an account with the Custodian that satisfies the 1940 Act. The Fund will also establish and maintain such accounts with respect to its total obligations under any swaps that are not entered into on a net basis. Obligations under swap agreements so covered will not be construed to be "senior securities" for purposes of the Fund's investment restriction concerning senior securities.


Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for the Fund illiquid investment limitations. The Fund will not enter into any swap agreement unless Rafferty or the subadviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty.

The Fund may enter into a swap agreement in circumstances where Rafferty or the subadviser believes that it may be more cost effective or practical than buying the underlying securities or a futures contract or an option on such securities. The counterparty to any swap agreement will typically be a bank, investment banking firm or broker/dealer. The counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular stocks represented in the index, plus the dividends that would have been received on those stocks. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such stocks. Therefore, the return to the Fund on any swap agreement should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Fund on the notional amount.


The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market. Rafferty, under the supervision of the Board, is responsible for determining and monitoring the liquidity of Fund transactions in swap agreements.

The use of equity swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions.

U.S. GOVERNMENT SECURITIES

The Fund may invest in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities ("U.S. Government Securities") in pursuit of their investment objectives, in order to deposit such securities as initial or variation margin, as "cover" for the investment techniques they employ, as part of a cash reserve and for liquidity purposes.

U.S. Government Securities are high-quality instruments issued or guaranteed as to principal or interest by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government Securities are backed by the full faith and credit of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others are backed by discretionary authority of the U.S. Government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment.

U.S. Government Securities include Treasury Bills (which mature within one year of the date they are issued), Treasury Notes (which have maturities of one to ten years) and Treasury Bonds (which generally have maturities of more than 10 years). All such Treasury securities are backed by the full faith and credit of the United States.

U.S. Government agencies and instrumentalities that issue or guarantee securities include the Federal Housing Administration, the Federal National Mortgage Association ("Fannie Mae"), the Farmers Home Administration, the Export-Import Bank of the United States, the Small Business Administration, the Government National Mortgage Association ("Ginnie Mae"), the General Services Administration, the Central Bank for Cooperatives, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation ("Freddie Mac"), the Farm Credit
Banks, the Maritime Administration, the Tennessee Valley Authority, the Resolution Funding Corporation and the Student Loan Marketing Association ("Sallie Mae").

Securities issued or guaranteed by U.S. Government agencies and instrumentalities are not always supported by the full faith and credit of the United States. Some, such as securities issued by the Federal Home Loan Banks, are backed by the right of the agency or instrumentality to borrow from the Treasury. Others, such as securities issued by Fannie Mae, are supported only by the credit of the instrumentality and by a pool of mortgage assets. If the securities are not backed by the full faith and credit of the United States, the owner of the securities must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment.

Yields on short-, intermediate- and long-term U.S. Government Securities are dependent on a variety of factors, including the general conditions of the money and bond markets, the size of a particular offering and the maturity of the obligation. Debt securities with longer maturities tend to produce higher capital appreciation and depreciation than obligations with shorter maturities and lower yields. The market value of U.S. Government Securities generally varies inversely with changes in the market interest rates. An increase in interest rates, therefore, generally would reduce the market value of the Fund's portfolio investments in U.S. Government Securities, while a decline in interest rates generally would increase the market value of the Fund's portfolio investments in these securities.


OTHER INVESTMENT RISKS AND PRACTICES

BORROWING. The Fund may borrow money for investment purposes, which is a form of leveraging. Leveraging investments, by purchasing securities with borrowed money, is a speculative technique that increases investment risk while increasing investment opportunity. Leverage will magnify changes in the Fund's net asset value and on the Fund's investments. Although the principal of such borrowings will be fixed, the Fund's assets may change in value during the time the borrowing is outstanding. Leverage also creates interest expenses for the Fund. To the extent the income derived from securities purchased with borrowed funds exceeds the interest the Fund will have to pay, that Fund's net income will be greater than it would be if leverage were not used. Conversely, if the income from the assets obtained with borrowed funds is not sufficient to cover the cost of leveraging, the net income of the Fund will be less than it would be if leverage were not used, and therefore the amount available for distribution to shareholders as dividends will be reduced. The use of derivatives in connection with leverage creates the potential for significant loss.

The Fund may borrow money to facilitate management of the Fund's portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio instruments would be inconvenient or disadvantageous. Such borrowing is not for investment purposes and will be repaid by the borrowing Fund promptly.

As required by the 1940 Act, the Fund must maintain continuous asset coverage (total assets, including assets acquired with borrowed funds, less liabilities exclusive of borrowings) of 300% of all amounts borrowed. If at any time the value of the required asset coverage declines as a result of market fluctuations or other reasons, the Fund may be required to sell some of its portfolio investments within three days to reduce the amount of its borrowings and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell portfolio instruments at that time.

In addition to the foregoing, each Fund may borrow money from a bank as a temporary measure for extraordinary or emergency purposes in amounts not in excess of 5% of the value of its total assets. This borrowing is not subject to the foregoing 300% asset coverage requirement. The Fund may pledge portfolio securities as Rafferty deems appropriate in connection with any borrowings.

LENDING PORTFOLIO SECURITIES. The Fund may lend portfolio securities with a value not exceeding 33 1/3% of its total assets to brokers, dealers, and financial institutions. Borrowers are required continuously to secure their obligations to return securities on loan from the Fund by depositing any combination of short-term government securities and cash as collateral with the Fund. The collateral must be equal to at least 100% of the market value of the loaned securities, which will be marked to market daily. While the Fund's portfolio securities are on loan, the Fund continues to receive interest on the securities loaned and simultaneously earns either interest on the investment of the collateral or fee income if the loan is otherwise collateralized. The Fund may invest the interest received and the collateral, thereby earning additional income. Loans would be subject to termination by the lending Fund on four business days' notice or by the borrower on one day's notice. Borrowed securities must be returned when the loan is terminated. Any gain or loss in the market price of the borrowed securities that occurs during the term of the loan inures to the lending Fund and that Fund's shareholders. A lending Fund may pay reasonable finders, borrowers, administrative and custodial fees in connection with a loan. The Fund currently has no intention of lending its portfolio securities.

PORTFOLIO TURNOVER. The Trust anticipates that each Fund will have very high portfolio turnover due to the active management of its portfolio.

The Fund's portfolio turnover rate is calculated by the lesser of the value of the securities purchased or securities sold, excluding all securities whose maturities at the time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this calculation, instruments with remaining maturities of less than one year are excluded from the portfolio turnover rate. Such instruments generally would include futures contracts and options, since such contracts generally have a remaining maturity of less than one year. In any given period, all of the Fund's investments may have a remaining maturity of less than one year; in which case, the portfolio turnover rate for that period would be equal to zero. However, each Fund's portfolio turnover rate calculated with all securities whose maturities were one year or less is anticipated to be unusually high.


High portfolio turnover involves correspondingly greater expenses to the Fund, including brokerage commissions or dealer mark-ups and other transaction costs on the sale of securities and reinvestments in other securities. Such sales also may result in adverse tax consequences to Fund shareholders. The trading costs and tax effects associated with portfolio turnover may adversely affect the Fund's performance.


                             INVESTMENT RESTRICTIONS

In addition to the investment policies and limitations described above and described in the Prospectus, each Fund has adopted the following investment limitations, which are fundamental policies and may not be changed without the vote of a majority of the outstanding voting securities of that Fund. Under the 1940 Act, a "vote of the majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of: (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares of the Fund present at a shareholders meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy.

For purposes of the following limitations, all percentage limitations apply immediately after a purchase or initial investment. Except with respect to borrowing money, if a percentage limitation is adhered to at the time of the investment, a later increase or decrease in the percentage resulting from any change in value or net assets will not result in a violation of such restrictions. If at any time the Fund's borrowings exceed its limitations due to a decline in net assets, such borrowings will be reduced promptly to the extent necessary to comply with the limitation.

The Fund shall not:

1. Lend any security or make any other loan if, as a result, more than 33 1/3% of the value of the Fund's total assets would be lent to other parties, except
(1) through the purchase of a portion of an issue of debt securities in accordance with the Fund's investment objective, policies and limitations, or
(2) by engaging in repurchase agreements with respect to portfolio securities.

2.  Underwrite securities of any other issuer.

3.  Purchase, hold, or deal in real estate or oil and gas interests.

4. Issue any senior security (as such term is defined in Section 18(f) of the 1940 Act) (including the amount of senior securities issued by excluding liabilities and indebtedness not constituting senior securities), except (1) that the Fund may issue senior securities in connection with transactions in options, futures, options on futures and forward contracts, swaps, caps, floors, collars and other similar investments, (2) as otherwise permitted herein and in Investment Limitations Nos. 5 and 7, and (3) the Fund may make short sales of securities.

5. Pledge, mortgage, or hypothecate the Fund's assets, except (1) to the extent necessary to secure permitted borrowings, (2) in connection with the purchase of securities on a forward-commitment or delayed-delivery basis or the sale of securities on a delayed-delivery basis, and (3) in connection with options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments.

6. Invest in physical commodities, except that the Fund may purchase and sell foreign currency, options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars, securities on a forward-commitment or delayed-delivery basis, and other financial instruments.

7. Borrow money, except (1) to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33 1/3% of the value of the Fund's total assets), (2) as a temporary measure and then only in amounts not to exceed 5% of the value of the Fund's total assets, (3) to enter into reverse repurchase agreements, and (4) to lend portfolio securities. For purposes of this investment limitation, the purchase or sale of options, futures contracts, options on futures contracts, forward contracts, swaps, caps, floors, collars and other financial instruments shall not constitute borrowing.

8. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT POLICY that enables them to invest in another investment company or series thereof:

Notwithstanding any other limitation, the Fund may invest all of its investable assets in an open-end management investment company with the same limitations as the Fund. For this purpose, "all of the Fund's investable assets" means that the only investment securities that will be held by the Fund will be the Fund's interest in the investment company.

THE FUND HAS ADOPTED THE FOLLOWING NON-FUNDAMENTAL POLICY, WHICH MAY BE CHANGED BY THE VOTE OF THE BOARD WITHOUT SHAREHOLDER APPROVAL:

The Fund shall not hold assets of any issuers, at the end of any calendar quarter (or within 30 days thereafter), to the extent such holdings would cause the Fund to fail to comply with the diversification requirements imposed by section 817(h) of the Internal Revenue Code of 1986, as amended ("Code") and the Treasury regulations issued thereunder on segregated asset accounts used to fund variable annuity contracts and/or variable life insurance policies.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Subject to the general supervision by the Board, Rafferty and/or the Fund's subadviser, as applicable, are responsible for decisions to buy and sell securities for the Fund, the selection of broker-dealers to effect the transactions, and the negotiation of brokerage commissions, if any. Rafferty expects that the Fund may execute brokerage or other agency transactions through registered broker-dealers, for a commission, in conformity with the 1940 Act, the Securities Exchange Act of 1934, as amended, and the rules and regulations thereunder.

When selecting a broker or dealer to execute portfolio transactions, Rafferty considers many factors, including the rate of commission or the size of the broker-dealer's "spread," the size and difficulty of the order, the nature of the market for the security, operational capabilities of the broker-dealer and the research, statistical and economic data furnished by the broker-dealer to Rafferty.

In effecting portfolio transactions for the Fund, Rafferty seeks best execution of trades either (1) at the most favorable price and efficient execution of transactions or (2) with respect to agency transactions, at a higher rate of commission if reasonable in relation to brokerage and research services provided to the Fund, Rafferty and/or the Fund's subadviser. Such services may include the following: information as to the availability of securities for purchase or sale; statistical or factual information or opinions pertaining to investment; wire services; and appraisals or evaluations of portfolio securities. The Fund believes that the requirement always to seek the lowest possible commission cost could impede effective portfolio management and preclude the Fund, Rafferty and/or the Fund's subadviser, as applicable, from obtaining a high quality of brokerage and research services. In seeking to determine the reasonableness of brokerage commissions paid in any transaction, Rafferty relies upon its experience and knowledge regarding commissions generally charged by various brokers and on its judgment in evaluating the brokerage and research services received from the broker effecting the transaction.

Rafferty and/or the Fund's subadviser may use research and services provided to it by brokers in servicing all the Funds of the Trust; however, not all such services may be used by Rafferty and/or the Fund's subadviser in connection with the Fund. While the receipt of such information and services is useful in varying degrees and generally would reduce the amount of research or services otherwise performed by Rafferty and/or the Fund's subadviser, this information and these services are of indeterminable value and would not reduce Rafferty's investment advisory fee to be paid by the Fund or the subadvisory fees to be paid by Rafferty.


Purchases and sales of U.S. Government Securities normally are transacted through issuers, underwriters or major dealers in U.S. Government Securities acting as principals. Such transactions are made on a net basis and do not involve payment of brokerage commissions. The cost of securities purchased from an underwriter usually includes a commission paid by the issuer to the underwriters; transactions with dealers normally reflect the spread between bid and asked prices.


                             MANAGEMENT OF THE TRUST

TRUSTEES AND OFFICERS

The business affairs of the Fund are managed by or under the direction of the Board of Trustees. The Trustees are responsible for managing the Fund's business affairs and for exercising all of the Fund's powers except those reserved to the shareholders. A Trustee may be removed by the other Trustees or by a two-thirds vote of the outstanding Trust shares.


The following table is a list of the Trustees and officers of the Trust, their age, business address and principal occupation during the past five years including any affiliation with Rafferty, the length of service to the Trust, and the position, if any, that they hold on the board of directors of companies other than the Trust. Each Trustee of the Trust also serves on the Board of the Potomac Funds, the other registered investment company in the Potomac mutual fund complex. The Board oversees a total of 40 portfolios in the Potomac mutual fund complex, of which 8 are currently operational. Unless otherwise noted, an individual's business address is 500 Fifth Avenue, Suite 415, New York, New York, 10110.


                                  Position, Term of          Principal Occupation
                                 Office and Length of       During Past Five Years
         Name (Age)           Time Served With the Trust   and Current Directorship
         ----------           --------------------------   ------------------------
INTERESTED TRUSTEES             TERM:    Lifetime    of
                                Trust until  removal or
                                resignation

Lawrence C. Rafferty* (59)     Chief Executive           Chairman and Chief Executive Officer
                               Officer, Chairman  of     of Rafferty, 1997-present; Chief
                               the  Board  of  Trustees  Executive Officer of Rafferty
                               since 1999                Companies, LLC, 1996-present; Chief
                                                         Executive Officer of Cohane Rafferty
                                                         Securities, Inc., 1987-present
                                                         (investment banking); Chief Executive
                                                         Officer of Rafferty Capital Markets,
                                                         Inc., 1995-present; Trustee of
                                                         Fairfield University.



                                       24

                                  Position, Term of          Principal Occupation
                                 Office and Length of       During Past Five Years
         Name (Age)           Time Served With the Trust   and Current Directorship
         ----------           --------------------------   ------------------------

Jay F. Higgins* (56)           Trustee since 1999        Managing Partner of CloverLeaf
411 West Putnam Street                                   Partners, Inc., 1992-1997 (investment
Suite #304                                               banking).
Greenwich, CT 06830

DISINTERESTED TRUSTEES         TERM:     Lifetime    of
                               Trust  until  removal or
                               resignation

Daniel J. Byrne (57)           Trustee since 1999        President and Chief Executive Officer
4 Hobart Lane                                            of Byrne Securities Inc.,
Westhampton Beach, NY  11978                             1992-present; Partner of Byrne Capital
                                                         Management LLP, 1996-present; Trustee,
                                                         The Opening Word Program, Wyandanch,
                                                         New York.

Richard G. Jackson (54)        Trustee since 2001        Private Investor.
P.O. Box 2088
Stefauket, NY  11733

Gerald E. Shanley III (57)     Trustee since 1999        Business Consultant, 1985-present;
12 First Street                                          Trustee of Estate of Charles S.
Pelham, NY 10803                                         Payson, 1987-present.

OFFICERS                       TERM:  One year

Daniel D. O'Neill (34)         President since 1999      Managing Director of Rafferty,
                                                         1999-present; Portfolio Manager,
                                                         Hermitage Capital Management,
                                                         1998-1999; Associate, Akin, Gump,
                                                         Strauss, Hauer & Feld, LLP, 1995-1998
                                                         (law firm).

Timothy P. Hagan (59)          Vice   President   since  Vice President of Rafferty,
100 S. Royal Street            2001;   Chief  Financial  1997-present; Vice President of PADCO
Alexandria, VA 22314           Officer 1999-2001         Advisors, 1993-1997.

Philip A. Harding (58)         Senior  Vice   President  Vice President of Rafferty,
                               since 1999                1997-present; Vice President of
                                                         Commerzbank (USA), 1995-1997.



                                       25

                                  Position, Term of          Principal Occupation
                                 Office and Length of       During Past Five Years
         Name (Age)           Time Served With the Trust   and Current Directorship
         ----------           --------------------------   ------------------------

Mark D. Edwards (44)           Vice   President   since  Vice President of Rafferty, 1997 to
100 S. Royal Street            2002;   Chief  Financial  present; President & Co-Founder of
Alexandria, VA 22314           Officer 2001-2002;  Vice  Systems Management Group, 1990-1997
                               President 1999-2001       (computer software developer).

Jesse J. Noel (32)             Chief Financial Officer   Assistant Vice President of Rafferty,
100 S. Royal Street            since 2002                2000 to present; Mutual Fund
Alexandria, VA 22314                                     Accountant, Firstar Mutual Funds
                                                         Services, 1997-1999.

Stephen P. Sprague (52)        Treasurer,                Vice President and Chief Financial
                               Controller and            Officer of Rafferty, 1997-present;
                               Assistant Secretary       Chief Financial Officer of Rafferty
                               since 1999                Companies, LLC, 1994-present.

Robert J. Zutz (49)            Secretary since 1999      Partner, Kirkpatrick & Lockhart LLP
1800 Massachusetts Ave.                                  (law firm).
Washington, DC 20036

Eric W. Falkeis (28)           Assistant Secretary       Vice President, U.S. Bancorp Fund
615 East Michigan Street       since 1999                Services LLC, 1997-present; Audit
Milwaukee, WI 53202                                      Senior with PricewaterhouseCoopers
                                                         LLP, 1995-1997.

-----------------

    *Mr. Rafferty and Mr. Higgins are affiliated with Rafferty. Mr. Rafferty is Chairman and Chief Executive Officer of Rafferty and Mr. Higgins owns a beneficial interest in Rafferty.



The Trust has an Audit Committee, consisting of Messrs. Byrne, Jackson and Shanley. The members of the Audit Committee are not "interested" persons of the Trust (as defined in the 1940 Act). The primary responsibilities of the Trust's Audit Committee are to make recommendations to the Board Members as to: the engagement or discharge of the Trust's independent auditors (including the audit fees charged by auditors); the supervision of investigations into matters relating to audit matters; the review with the independent auditors of the results of audits; and addressing any other matters regarding audits. The Audit Committee did not meet during the most recent fiscal year.

The Trust also has a nominating committee, consisting of Messrs. Byrne, Jackson and Shanley, each of who is a disinterested member of the Board. The primary responsibilities of the nominating committee are to make recommendations to the Board on issues related to the composition and operation of the Board, and communicate with management on those issues. The nominating committee also evaluates and nominates Board member candidates. The Nominating Committee did not meet during the Trust's most recent fiscal year.

The Trustees do not own any shares of the Fund, as the Fund had not commenced operations as of the date of this SAI. The following table shows the amount of equity securities in the portfolios of the Potomac complex owned by the Trustees as of the calendar year ended December 31, 2001:

------------------- ------------- ---------- ----------------- --------------- ------------------
DOLLAR RANGE OF     INTERESTED               DISINTERESTED
EQUITY SECURITIES   TRUSTEES:                TRUSTEES:
OWNED:
------------------- ------------- ---------- ----------------- --------------- ------------------
                    Lawrence  C.  Jay        Daniel J. Byrne   Richard         Gerald E.
                    Rafferty      Higgins                      Jackson         Shanley III


------------------- ------------- ---------- ----------------- --------------- ------------------
Portfolio           $ 0           $ 0        $ 0               $ 0             $ 0
Strategies Fund
------------------- ------------- ---------- ----------------- --------------- ------------------
Aggregate Dollar    Over          $ 0        $50,000        -  $ 0             $ 0
Range of Equity     $100,000                 $100,000
Securities in the
Potomac Mutual
Fund Complex
------------------- ------------- ---------- ----------------- --------------- ------------------


The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their office.

No officer, director or employee of Rafferty receives any compensation from the Fund for acting as a Trustee or officer of the Trust. The following table shows the compensation earned by each Trustee for the Trust's prior fiscal year ended December 31, 2001.

-------------------------------------------------------------------------------------------------
                                                                             Aggregate
                                        Pension or          Estimated       Compensation
Name of Person,       Aggregate     Retirement Benefits       Annual       From the Potomac
 Position            Compensation   Accrued as Part of     Benefits Upon    Complex Paid to
                    From the Trust  the Trust's Expenses    Retirement       the Trustees

-------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

Lawrence C. Rafferty         $0              $0                 $0                $0



                                       27

Jay F. Higgins               $0              $0                 $0              $8,000

DISINTERESTED TRUSTEES

Daniel J. Byrne              $0              $0                 $0              $8,000

Richard G. Jackson*          $0              $0                 $0                $0

Gerald E. Shanley III        $0              $0                 $0              $8,000

-------------------------- ---------------- --------------------- ---------------- ------------------

*Mr. Jackson was elected to the Board of Trustees on October 4, 2001.

INVESTMENT ADVISER AND SUBADVISER

Rafferty Asset Management, LLC, 500 Fifth Avenue, Suite 415, New York, New York, 10110, provides investment advice to the Fund. Rafferty was organized as a New York limited liability corporation in June 1997.

Under an Investment Advisory Agreement dated _______, 2002, between the Trust, on behalf of the Funds, and Rafferty ("Advisory Agreement"), Rafferty provides a continuous investment program for each Fund's assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds, subject to the supervision of the Trustees. Rafferty bears all costs associated with providing these advisory services and the expenses of the Trustees who are affiliated with or interested persons of Rafferty. The Trust bears all other expenses that are not assumed by Rafferty. The Trust also is liable for nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Trust also may have an obligation to indemnify its Trustees and officers with respect to any such litigation.

Pursuant to the Advisory Agreement, the Fund pays Rafferty at an annual rate of 1.00% based on its average daily net assets.


Rafferty has voluntarily agreed to waive its fees and/or reimburse operating expenses to the extent that Fund expenses exceed 2.00% of average daily net assets for the period ending December 31, 2002. If overall expenses fall below these percentage limitations, then the Funds may reimburse Rafferty within the following three years. There is no assurance that Rafferty will continue this waiver after this date.


The Advisory Agreement was approved by the Trustees (including all Independent Trustees) and Rafferty, as sole shareholder of the Fund, in compliance with the 1940 Act. The Advisory Agreement continues in force for an initial period of two years after the date of its approval. The Agreement is renewable thereafter from year to year with respect to the Fund, so long as its continuance is approved at least annually (1) by the vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty or the Trust, and (2) by the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement automatically terminates on assignment and is terminable on 60 days' written notice either by the Trust or Rafferty.

Under a Subadvisory Agreement, dated _________, 2002, between Rafferty and Portfolio Strategies, Inc. ("PSI"), PSI, subject to direction by Rafferty and the Board, will provide investment advice and portfolio management services to the Fund for a fee payable by Rafferty. Specifically, Rafferty and PSI jointly will manage the Fund's assets. An investment team from Rafferty and PSI jointly will manage and be responsible for the Fund's assets. Under the subadviser arrangement, PSI will direct, through Rafferty, the allocation of Fund assets among specific asset categories. Then, Rafferty will implement PSI's allocation decisions for the Fund by selecting the particular securities that will comprise the asset categories in which the Fund will invest and place all brokerage orders for the purchase and sale of those securities.

The Subadvisory Agreement was approved by the Board of the Trust (including all of the Trustees who are not "interested persons" of the Rafferty or PSI, as defined under the 1940 Act) and the shareholders of the Fund, in compliance with the 1940 Act. The Agreement provides that it will be in force for an initial two-year period and it must be approved each year thereafter by (1) a vote, cast in person at a meeting called for that purpose, of a majority of those Trustees who are not "interested persons" of Rafferty, PSI or the Trust, and by (2) the majority vote of either the full Board or the vote of a majority of the outstanding shares of the Fund. The Subadvisory Agreement automatically terminates on assignment and is terminable on not less than 60 days' written notice by Rafferty or 90 days' written notice by PSI. Under the terms of the Advisory Agreement, Rafferty automatically becomes responsible for the obligations of PSI upon termination of the Subadvisory Agreement.

In approving the Advisory and Subadvisory Agreements (the "Agreements"), the Trustees considered, among other factors: (1) the respective roles of Rafferty and PSI in servicing the Fund, (2) the experience of Rafferty and PSI in providing the proposed services to the Fund; (3) the background and experience of specific individuals at Rafferty and PSI who will be servicing the Fund; (4) the compliance capabilities of Rafferty and PSI; (5) the extent to which Rafferty will supervise PSI; (6) the proposed management and subadvisory fees to be received by Rafferty and PSI, respectively; and (7) the time and resources available at Rafferty and PSI to service the Fund.

Rafferty shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by its agreement with the Trust or for any losses that may be sustained in the purchase, holding or sale of any security.

PSI shall not be liable to the Trust or any shareholder for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, negligence or reckless disregard of the duties imposed upon it by it agreement with Rafferty or for any losses that may be sustained in the purchase, holding or sale of any security.

Pursuant to Section 17(j) of the 1940 Act and Rule 17j-1 there under, the Trust, Rafferty and the distributor have adopted Codes of Ethics ("Codes"). These Codes permit portfolio managers and other access persons of the Fund to invest in securities that may be owned by the Fund, subject to certain restrictions.

FUND ADMINISTRATOR, FUND ACCOUNTANT AND CUSTODIAN

U.S. Bancorp Fund Services, LLC (previously known as Firstar Mutual Fund Services, LLC), 615 East Michigan Street, Milwaukee, Wisconsin 53202, the (Administrator") provides administrative, fund accounting and transfer agent services to the Funds. U.S. Bank, N.A., 615 East Michigan Street, Milwaukee, Wisconsin 53202, provides custodian services to the Funds.

Pursuant to an Administration Servicing Agreement ("Service Agreement") between the Trust and the "Administrator", the Administrator provides the Trust with administrative and management services (other than investment advisory services). As compensation for these services, the Trust pays the Administrator a fee based on the Fund's current average daily net assets of .10% of the first $200 million, .0875% of the next $500 million of the average daily net assets, and .0625% of the remaining balance. There is no minimum fee. The Administrator also is entitled to certain out-of-pocket expenses.


Pursuant to a Fund Accounting Servicing Agreement between the Trust and U.S. Bancorp Fund Services, LLC ("Fund Accountant"), the Fund Accountant provides the Trust with accounting services, including portfolio accounting services, tax accounting services and furnishing financial reports. As compensation for these services, the Trust pays the Fund Accountant a fee based on the Fund's current average daily net assets of .075% of the first $50 million, .0375% of the next $200 million of the average daily net assets, and .01875% of the remaining balance. There is no minimum fee. The Fund Accountant also is entitled to certain out-of-pocket expenses, including pricing expenses.


Pursuant to a Custodian Agreement, U.S. Bank, N.A. also serves as the Custodian of the Fund's assets. Under the terms of the Custodian Agreement, the Custodian holds and administers the assets in the Fund's portfolios. Pursuant to the Custodian Agreement, the Custodian receives an annual fee of .035% per Fund based on the Fund's average daily net assets.

DISTRIBUTOR

Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as the distributor ("Distributor") in connection with the offering of the Fund's shares on a no-load basis. The Distributor and participating dealers with whom it has entered into dealer agreements offer shares of the Fund as agents on a best efforts basis and are not obligated to sell any specific amount of shares.

DISTRIBUTION PLAN

Rule 12b-1 under the 1940 Act provides that an investment company may bear expenses of distributing its shares only pursuant to a plan adopted in accordance with the Rule. The Trustees have adopted a Class A shares Plan ("Class A Plan") for the Fund. The Class A Plan authorizes the Fund to pay up to 0.25% of Class A average daily net assets to insurance companies in connection with the servicing of Class A shareholders and other service activities. The insurance companies' services may include printing and mailing of Fund prospectuses, statements of additional information, shareholder reports, sales brochures, compensation of insurance company sales personnel, account maintenance services, or other activities that the Board determines are primarily intended to result in the sale of Class A shares.

The Plan was approved by the Trustees and the Independent Trustees of the Fund. In approving the Plan, the Trustees determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The Trustees will review quarterly and annually a written report provided by the Treasurer of the amounts expended under the Plan and the purposes for which such expenditures were made.


INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

Ernst & Young, LLP, 111 East Kilbourn Avenue, Milwaukee, Wisconsin 53202, are the independent certified public accountants for the Trust.


                        DETERMINATION OF NET ASSET VALUE

The net asset value per share of the Fund is determined separately daily, Monday through Friday, as of fifteen minutes after the close of regular trading on the New York Stock Exchange ("NYSE") (normally at 4:15 p.m. Eastern time), each day the NYSE is open for business. The NYSE is not open on New Year's Day, Presidents' Day, Martin Luther King's Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

A security listed or traded on an exchange, domestic or foreign, or the Nasdaq Stock Market ("Nasdaq"), is valued at its last sales price on the principal exchange on which it is traded prior to the time when assets are valued. If no sale is reported at that time, the mean of the last bid and asked prices is used. When market quotations for options and futures positions held by the Fund are readily available, those positions will be valued based upon such quotations. Securities and other assets for which market quotations are not readily available, or for which Rafferty has reason to question the validity of quotations received, are valued at fair value as determined in good faith by the Board. Short-term investments having a maturity of 60 days or less are valued at amortized cost, which approximates market value.

For purposes of determining net asset value per share of the Fund, options and futures contracts are valued at the closing prices of the exchanges on which they trade. The value of a futures contract equals the unrealized gain or loss on the contract that is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued. The value of options on futures contracts is determined based upon the current settlement price for a like option acquired on the day on which the option is being valued. A settlement price may not be used for the foregoing purposes if the market makes a limit move with respect to a particular commodity.

OTC securities held by the Fund will be valued at the last sales price or, if no sales price is reported, the mean of the last bid and asked price is used. The portfolio securities of the Fund that are listed on national exchanges are valued at the last sales price of such securities; if no sales price is reported, the mean of the last bid and asked price is used. Dividend income and other distributions are recorded on the ex-dividend date.


Illiquid securities, securities for which reliable quotations or pricing services are not readily available, and all other assets not valued in accordance with the foregoing principles will be valued at their respective fair value as determined in good faith by, or under procedures established by, the

Trustees, which procedures may include the delegation of certain responsibilities regarding valuation to Rafferty or the officers of the Trust. The officers of the Trust report, as necessary, to the Trustees regarding portfolio valuation determinations. The Trustees, from time to time, will review these methods of valuation and will recommend changes that may be necessary to assure that the investments of the Fund are valued at fair value.


                            PURCHASES AND REDEMPTIONS

The insurance company separate accounts in which premiums from the Contracts are deposited ("Separate Accounts") may purchase and redeem shares of the Fund on each day the NYSE is open for trading. Purchases and redemptions may be effected based on the amount of premium payments to be invested or surrendered and transfer requests, among other things. No fees are charged to the Separate Accounts when they purchase or redeem shares of the Fund.

REDEMPTION IN KIND

The Fund is obligated to redeem shares for any shareholder for cash during any 90-day period up to $250,000 or 1% of that Fund's net asset value, whichever is less. Any redemption beyond this amount also will be in cash unless the Trustees determine that further cash payments will have a material adverse effect on remaining shareholders. In such a case, the Fund will pay all or a portion of the remainder of the redemption in portfolio instruments, valued in the same way as the Fund determines net asset value. The portfolio instruments will be selected in a manner that the Trustees deem fair and equitable. A redemption in kind is not as liquid as a cash redemption. If a redemption is made in kind, a shareholder receiving portfolio instruments could receive less than the redemption value thereof and could incur certain transaction costs. Shareholders who receive futures contracts or options on futures contracts in connection with a redemption in kind may be responsible for making any margin payments due on those contracts.

RECEIVING PAYMENT

Payment of redemption proceeds will be made within seven days following the Fund's receipt of your request (if received in good order as described below) for redemption. For investments that have been made by check, payment on redemption requests may be delayed until the Transfer Agent is reasonably satisfied that the purchase payment has been collected by the Trust (which may require up to 10 business days). To avoid redemption delays, purchases may be made by cashiers or certified check or by direct wire transfers.

        A redemption request will be considered to be received in "good order" if:

o the number or amount of shares and the class of shares to be redeemed and shareholder account number have been indicated;

o any written request is signed by a shareholder and by all co-owners of the account with exactly the same name or names used in establishing the account;

o any written request is accompanied by certificates representing the shares that have been issued, if any, and the certificates have been endorsed for transfer exactly as the name or names appear on the certificates or an accompanying stock power has been attached; and

o the signatures on any written redemption request of $100,000 or more and on any certificates for shares (or an accompanying stock power) have been guaranteed by a national bank, a state bank that is insured by the Federal Deposit Insurance Corporation, a trust company or by any member firm of the New York, American, Boston, Chicago, Pacific or Philadelphia Stock Exchanges. Signature guarantees also will be accepted from savings banks and certain other financial institutions that are deemed acceptable by U.S. Bancorp Fund Services, LLC, as transfer agent, under its current signature guarantee program.

The right of redemption may be suspended or the date of payment postponed for any period during which (1) the NYSE is closed (other than customary weekend or holiday closings); (2) trading on the NYSE is restricted; (3) situations where an emergency exists as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets or disposal of the Fund's securities is not reasonably practicable; or (4) the SEC has issued an order for the protection of Fund shareholders.


                             PERFORMANCE INFORMATION

From time to time, the Fund may advertise its average annual total return and compare its performance to that of other mutual funds with similar investment objectives and to relevant indices. Performance information is computed separately for those Funds in accordance with the methods discussed below.

The Fund may include the total return of its classes in advertisements or other written material. When the Fund advertises the total return of its shares, it will be calculated for the one-, five-, and ten-year periods or, if such periods have not yet elapsed, the period since the establishment of that Fund. The Fund's performance data quoted in reports, advertising and other promotional materials represents past performance and is not intended to indicate future performance. The investment return and principal value for the Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original costs.

COMPARATIVE INFORMATION

From time to time, the Fund's performance may be compared with (1) data (that may be expressed as rankings or ratings) published by independent services or publications (including newspapers, newsletters, and financial periodicals) that monitor the performance of mutual funds, such as Lipper Analytical Services, Inc., C.D.A. Investment Technologies, Inc., Wiesenberger Investment Companies Service, Investment Company Data Inc., Morningstar, Inc., Micropal Incorporated, and quarterly mutual fund rankings by Money, Fortune, Forbes, Business Week, Personal Investor, and U.S. News & World Report magazines, The Wall Street Journal, The New York Times, Kiplinger's Personal Finance, and Barron's Newspaper, or (2) recognized stock and other indices, such as the S&P 500 Composite Stock Price Index ("S&P 500 Index"), S&P Mid Cap 400 Index ("S&P 400 Index"), Russell 2000 Stock Index, Russell Midcap Growth Index, the CBS Market Watch Index(TM) ("Marketwatch 75"), Dow Jones Industrial Average ("DJIA"), Nasdaq Composite Index, Russell 2000 Index, Value Line Index, U.S. Department of Labor Consumer Price Index ("Consumer Price Index"), the Barra Growth Index, the Barra Value Index, and various other domestic, international, and global indices. The S&P 500 Index is a broad index of common stock prices, while the DJIA represents a narrower segment of industrial companies. The S&P 400 Index measures mid-sized companies that have an average market capitalization of $2.1 billion. Each assumes reinvestment of distributions and is calculated without regard to tax consequences or the costs of operating expenses.


In addition, the Fund's total return may be compared to the performance of broad groups of comparable mutual funds with similar investment objectives, as such performance is tracked and published by such independent organizations as Lipper Analytical Services, Inc. ("Lipper"), and CDA Investment Technologies, Inc. When Lipper's tracking results are used, the Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Since the assets in all mutual funds are always changing, the Fund may be ranked within one Lipper asset-size class at one time and in another Lipper asset-size class at some other time. Footnotes in advertisements and other marketing literature will include the time period and Lipper asset-size class, as applicable, for the ranking in question. Performance figures are based on historical results and are not intended to indicate future performance.

TOTAL RETURN COMPUTATIONS

For purposes of quoting and comparing the performance of the Fund to that of other mutual funds and to other relevant market indices in advertisements or in reports to shareholders, performance for the Fund may be stated in terms of total return. Such average annual total return quotes for the Fund are calculated according to the following formula:

                                   P(1+T)n=ERV

        Where:     P  =   a hypothetical initial payment of $1,000
                   T  =   average annual total return
                   n  =   number of years (either 1, 5 or 10)
                 ERV  =   ending  redeemable  value  of  a  hypothetical  $1,000
                          payment made at the beginning of the 1, 5 or 10 year periods, as applicable, at the end of that period

Under the foregoing formula, the time periods used in advertising will be based on rolling calendar quarters, updated to the last day of the most recent quarter prior to submission of the advertising for publication, and will cover 1, 5 and 10 year periods or a shorter period dating from the commencement of the Fund's operations. In calculating the ending redeemable value, all dividends and distributions by the Fund are assumed to have been reinvested at net asset value on the reinvestment dates during the period. Total return, or "T" in the formula above, is computed by finding the average annual compounded rates of return over the 1, 5 and 10 year periods (or fractional portion thereof) that would equate the initial amount invested to the ending redeemable value.

From time to time, the Fund also may include in such advertising a total return figure that is not calculated according to the formula set forth above in order to compare more accurately the performance of the Fund with other measures of investment return. For example, in comparing the total return of the Fund with data published by Lipper or with market indices, the Fund calculates its aggregate total return for the specified periods of time by assuming an investment of $10,000 in Fund shares and assuming the reinvestment of each dividend or other distribution at net asset value on the reinvestment date. Percentage increases are determined by subtracting the initial value of the investment from the ending value and by dividing the remainder by the beginning value.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions) - The Fund's quotations of average annual total return (after taxes on distributions) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the value of the investment after taxes on distributions according to the following formula:

                              P(1 + T)(n) = ATV(D)

    Where:
                     "P"        =     represents   a  hypothetical   initial
                                      investment  of $1,000;
                     "T"        =     represents average annual total return;
                     "n"        =     represents the number of years; and

                     "ATV(D)"   =     represents  the  ending  value  of  the
                                      hypothetical  initial  investment after
                                      taxes on distributions, not after taxes
                                      on  redemption.   Dividends  and  other
                                      distributions   are   assumed   to   be
                                      reinvested  in shares at the  prices in
                                      effect  on  the   reinvestment   dates.
                                      ATV(D)  will be adjusted to reflect the
                                      effect  of  any   absorption   of  Fund
                                      expenses by the Investment Adviser.

AVERAGE ANNUAL TOTAL RETURN (after Taxes on Distributions and Redemption) - The Fund's quotations of average annual total return (after taxes on distributions and redemption) reflects the average annual compounded rate of return on an assumed investment of $1,000 that equates the initial amount invested to the ending redeemable value after taxes on distributions and redemptions according to the following formula:

                                        P (1+ T)(n) = ATV(DR)

    Where:
                     "P"        =     represents   a   hypothetical  initial
                                      investment  of $1,000;
                     "T"        =     represents average annual total return;
                     "n"        =     represents the number of years; and
                     "ATV(DR)"  =     represents the ending  redeemable value
                                      of the hypothetical  initial investment
                                      after   taxes  on   distributions   and
                                      redemption.    Dividends    and   other
                                      distributions   are   assumed   to   be
                                      reinvested  in shares at the  prices in
                                      effect  on  the   reinvestment   dates.
                                      ATV(DR) will be adjusted to reflect the
                                      effect  of  any   absorption   of  Fund
                                      expenses by the Investment Adviser.

Prior to the date of this SAI, the Fund has not been offered to the public and does not have current shareholders.

                        SHAREHOLDER AND OTHER INFORMATION

SHAREHOLDER INFORMATION

The Separate Accounts and Qualified Plan sponsors and not the individual Contract or Plan owners are the shareholders of the Fund. However, the Contracts and Qualified Plans may pass through voting rights to the contract owners. The share of the Fund gives the shareholder one vote in matters submitted to shareholders for a vote. Share voting rights are not cumulative, and shares have no preemptive or conversion rights. Shares are not transferable. As a
Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in a Trust's or the Fund's operation and for the election of Trustees under certain circumstances. Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of a Trust's outstanding shares.

OTHER INFORMATION

POTENTIAL CONFLICTS. Shares of the Fund may serve as the underlying investments for the separate accounts of unaffiliated insurance companies as well as for both annuity contracts and life insurance policies. Due to differences in tax treatment or other considerations, the interests of various contract owners might at some time be in conflict. The Trust does not presently foresee any conflict. However, the Board intends to monitor events to identify any material irreconcilable conflict that may arise and to determine what action, if any, should be taken in response to such conflict. If such conflict were to occur, one or more insurance companies' separate accounts might be required to withdraw its investments in one or more of the Funds. This may require the Fund to sell securities at unfavorable prices.

MASTER/FEEDER STRUCTURE OPTION. The Fund may in the future operate under a master/feeder structure. This means that the Fund would be a "feeder" fund that attempts to meet its objective by investing all its investable assets in a "master" fund with the same investment objective. The "master" fund would purchase securities for investment. It is expected that any such investment company would be managed by Rafferty in substantially the same manner as the Fund. If permitted by law at that time, the Board may approve the implementation of such a structure for the Fund without seeking shareholder approval. However, the Trustees' decision will be made only if the investments in the master funds are in the best interests of the Fund and its shareholders. In making that determination, the Trustees will consider, among other things, the benefits to shareholders and/or the opportunity to reduce costs and achieve operational efficiencies. You also will receive 30 days notice prior to the implementation of the master/feeder structure. Under the Code, as currently interpreted by the Internal Revenue Service, the Funds may not operate under a master/feeder structure and satisfy the diversification requirements described in the next section.

                    DIVIDENDS, OTHER DISTRIBUTIONS AND TAXES

DIVIDENDS AND OTHER DISTRIBUTIONS

Dividends from net investment income and any distributions of realized net capital gains are as described in the Prospectus under "Distributions and Taxes." All distributions from the Fund normally are automatically reinvested without charge in additional shares of that Fund.

TAXES

REGULATED INVESTMENT COMPANY STATUS. The Fund is treated as a separate corporation for Federal income tax purposes and will seek to qualify for treatment as a regulated investment company under Subchapter M of the Code
("RIC"). Because of the investment strategies of the Fund, there can be no assurance that the Fund will qualify as a RIC. If the Fund so qualifies and satisfies the distribution requirement under the Code (described in the following paragraph) for a taxable year, the Fund will not be subject to Federal income tax on the part of its investment company taxable income (generally consisting of net investment income, net short-term capital gains and net gains from certain foreign currency transactions, all determined without regard to any deduction for dividends paid) and net capital gain it distributes to its shareholders for that year. If the Fund fails to qualify for treatment as a RIC for any taxable year, (a) its taxable income, including net capital gain, will be taxed at corporate income tax rates (up to 35%) and it will not receive a deduction for distributions to its shareholders, (b) the shareholders would treat all those distributions, including distributions of net capital gain, as dividends (that is, ordinary income) to the extent of the Fund's earnings and profits and (c) most importantly, each insurance company separate account invested therein would fail to satisfy the diversification requirements of section 817(h) of the Code (described below), with the result that the Contracts supported by that account would no longer be eligible for tax deferral.

To qualify for treatment as a RIC, the Fund must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income ("Distribution Requirement") and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities or foreign currencies, or other income (including gains from options, futures or forward contracts) derived with respect to its business of investing in securities or those currencies ("Income Requirement"); and (2) at the close of each quarter of the Fund's taxable year, (i) at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government Securities, securities of other RICs and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities, and (ii) not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government Securities or the securities of other RICs) of any one issuer (collectively, "Diversification Requirements").

Although each Fund intends to satisfy the foregoing requirements, there is no assurance that each Fund will be able to do so. The investment by the Fund primarily in options and futures positions entails some risk that such the Fund might fail to satisfy the Diversification Requirements. There is some uncertainty regarding the valuation of such positions for purposes of those requirements; accordingly, it is possible that the method of valuation used by the Fund, pursuant to which each of them would be treated as satisfying the Diversification Requirements, would not be accepted in an audit by the Internal Revenue Service, which might apply a different method resulting in disqualification of the Fund.

ADDITIONAL DIVERSIFICATION REQUIREMENT. The Fund intends to comply with the diversification requirement imposed by section 817(h) of the Code and the regulations thereunder on insurance company segregated asset (i.e., separate) accounts. This requirement, which is in addition to the Diversification Requirements imposed on the Fund, place certain limitations on the assets of each Separate Account -- and, because section 817(h) and those regulations treat the assets of each Fund as assets of the related Separate Account, of the Fund -- that may be invested in securities of a single issuer. Specifically, the regulations require that, except as permitted by the "safe harbor" described below, as of the end of each calendar quarter or within thirty days thereafter no more than 55% of the total assets of the Fund may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments and no more than 90% by any four investments. For this purpose, all securities of the same issuer are considered a single investment, and each U.S. government agency and instrumentality is considered a separate issuer. Section 817(h) provides, as a safe harbor, that a separate account will be treated as being adequately diversified if the Diversification Requirements are satisfied and no more than 55% of the value of the account's total assets are cash and cash items, government securities and securities of other RICs. Failure of the Fund to satisfy the section 817(h) requirements would result in taxation of the insurance company issuing the Contracts and treatment of the holders other than as described in the applicable Contract prospectus.

INCOME FROM FOREIGN SECURITIES. Dividends and interest received by the Fund, and gains realized by the Fund, may be subject to income, withholding or other taxes imposed by foreign countries and U.S. possessions that would reduce the yield and/or total return on its securities. Tax conventions between certain countries and the United States may reduce or eliminate these foreign taxes, however, and many foreign countries do not impose taxes on capital gains in respect of investments by foreign investors.

The Fund may invest in the stock of "passive foreign investment companies" ("PFICs"). A PFIC is any foreign corporation (with certain exceptions) that, in general, meets either of the following tests: (1) at least 75% of its gross income is passive or (2) an average of at least 50% of its assets produce, or are held for the production of, passive income. Under certain circumstances, the Fund will be subject to Federal income tax on a portion of any "excess distribution" received on the stock of a PFIC or of any gain on disposition of the stock (collectively, "PFIC income"), plus interest thereon, even if the Fund distributes the PFIC income as a dividend to its shareholders. The balance of the PFIC income will be included in the Fund's investment company taxable income and, accordingly, will not be taxable to it to the extent it distributes that income to its shareholders. If the Fund invests in a PFIC and elects to treat the PFIC as a "qualified electing fund" ("QEF"), then, in lieu of the foregoing tax and interest obligation, the Fund would be required to include in income each year its PRO RATA share of the QEF's annual ordinary earnings and net capital gain -- which the Fund probably would have to distribute to satisfy the Distribution Requirement -- even if the Fund did not receive those earnings and gain from the QEF. In most instances it will be very difficult, if not impossible, to make this election because of certain requirements thereof.

The Fund may elect to "mark to market" its stock in any PFIC. "Marking-to-market," in this context, means including in ordinary income each taxable year the excess, if any, of the fair market value of the PFIC's stock over the Fund's adjusted basis therein as of the end of that year. Pursuant to the election, the Fund also would be allowed to deduct (as an ordinary, not capital, loss) the excess, if any, of its adjusted basis in PFIC stock over the fair market value thereof as of the taxable year-end, but only to the extent of any net mark-to-market gains with respect to that stock the Fund included in income for prior taxable years under the election. The Fund's adjusted basis in each PFIC's stock with respect to which it makes this election would be adjusted to reflect the amounts of income included and deductions taken thereunder.

Gains or losses (1) from the disposition of foreign currencies, including forward currency contracts, (2) on the disposition of each foreign-currency-denominated debt security that are attributable to fluctuations in the value of the foreign currency between the dates of acquisition and disposition of the security and (3) that are attributable to fluctuations in exchange rates that occur between the time the Fund accrues dividends, interest or other receivables, or expenses or other liabilities, denominated in a foreign currency and the time the Fund actually collects the receivables or pays the liabilities, generally will be treated as ordinary income or loss. These gains or losses, referred to under the Code as "section 988" gains or losses, will increase or decrease the amount of the Fund's investment company taxable income to be distributed to its shareholders.

DERIVATIVES STRATEGIES. The use of derivatives strategies, such as writing (selling) and purchasing options and futures contracts and entering into forward currency contracts, involves complex rules that will determine for income tax purposes the amount, character and timing of recognition of the gains and losses the Fund realizes in connection therewith. Gain from the disposition of foreign currencies (except gains that may be excluded by future regulations), and gains from options, futures and forward currency contracts derived by the Fund with respect to its business of investing in securities or foreign currencies, will be treated as qualifying income under the Income Requirement.

Code section 1092 (dealing with straddles) also may affect the taxation of derivatives in which the Funds may invest. That section defines a "straddle" as offsetting positions with respect to actively traded personal property; for these purposes, options, futures and forward contracts are positions in personal property. Under that section, any loss from the disposition of a position in a straddle may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. In addition, these rules may postpone the recognition of loss that otherwise would be recognized under the mark-to-market rules discussed above. The regulations under section 1092 also provide certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Fund makes certain elections, the amount, character and timing of recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Funds of straddle transactions are not entirely clear.

If a call option written by the Fund lapses (i.e., terminates without being exercised), the amount of the premium it received for the option will be short-term capital gain. If the Fund enters into a closing purchase transaction with respect to a written call option, it will have a short-term capital gain or loss based on the difference between the premium it received for the option it wrote and the premium it pays for the option it buys. If such an option is exercised and the Fund thus sells the securities or futures contract subject to the option, the premium the Fund received will be added to the exercise price to determine the gain or loss on the sale. If a call option purchased by the Fund lapses, it will realize short-term or long-term capital loss, depending on its holding period for the security or futures contract subject thereto. If the Fund exercises a purchased call option, the premium it paid for the option will be added to the basis of the subject securities or futures contract.

If the Fund has an "appreciated financial position" - generally, an interest (including an interest through an option, futures or forward contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis - and enters into a "constructive sale" of the position, the Fund will be treated as having made an actual sale thereof, with the result that it will recognize gain at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or a futures or forward contract entered into by the Fund or a related person with respect to the same or substantially identical property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially identical property will be deemed a constructive sale. The foregoing will not apply, however, to any transaction by the Fund during any taxable year that otherwise would be treated as a constructive sale if the transaction is closed within 30 days after the end of that year and the Fund holds the appreciated financial position unhedged for 60 days after that closing (i.e., at no time during that 60-day period is the Fund's risk of loss regarding that position reduced by reason of certain specified transactions with respect to substantially identical or related property, such as having an option to sell, being contractually obligated to sell, making a short sale or granting an option to buy substantially identical stock or securities).


                              FINANCIAL STATEMENTS

Prior to the date of this Statement of Additional Information the Funds had not commenced operations.

                           THE POTOMAC INSURANCE TRUST

                            PART C OTHER INFORMATION


Item 23.    EXHIBITS

            (a)         Declaration of Trust*

            (b)         By-Laws*

            (c)         Voting trust agreement - None

            (d)(i)      Form of  Investment  Advisory  Agreement  between  the
                        Potomac    Insurance    Trust   and   Rafferty   Asset
                        Management, LLC**

               (ii)(A)  Form  of  Investment   Subadvisory   Agreement   between
                        Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - to be filed

               (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between
                        Portfolio   Strategies,    Inc.   and   Rafferty   Asset
                        Management, LLC - to be filed

                (iii)   Form  of  Fund   Administration   Servicing  Agreement
                        between  the  Potomac   Insurance  Trust  and  Firstar
                        Mutual Fund Services, LLC**

            (e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

               (ii)     Form of Dealer Agreement**

               (iii)    Form of Services Agreement**

            (f)         Bonus, profit sharing contracts - None

            (g)(i)      Form  of   Custodian   Agreement   between  the  Potomac
                        Insurance Trust and Firstar Bank Milwaukee, NA**

            (h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

               (ii)     Form of Fund Accounting  Servicing Agreement between the
                        Potomac   Insurance   Trust  and  Firstar   Mutual  Fund
                        Services, LLC**

               (iii)    Form of Participation Agreement**

            (i)         Opinion and consent of counsel - filed herewith

            (j)(i)      Consent of Independent Auditors - filed herewith

               (ii)     Powers of Attorney***

            (k)         Audited seed capital statements ***

            (l)         Letter of investment intent**

            (m)(i)      Class A Plan pursuant to Rule 12b-1**

               (ii)     Class B Plan pursuant to Rule 12b-1**

            (n)         Plan pursuant to Rule 18f-3**

            (o)         Reserved

            (p)(i) Code of Ethics of Potomac Insurance Trust and Rafferty Asset Management, LLC**

               (ii) Code of Ethics of Gustafson Baxter Financial Services, Inc. - to be filed

               (iii) Code of Ethics of Portfolio Strategies, Inc. - to be filed



* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to the Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on May 9, 2000, EDGAR Accession No. 0000898432-00-000381.

*** Incorporated by reference to the Pre-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.


Item 24.    Persons Controlled by or under
            Common Control With Registrant
            ------------------------------

            None.

Item 25.    Indemnification
            ---------------

      Article XI, Section 2 of the Trust's Declaration of Trust provides that:

      (a) Subject to the exceptions and limitations contained in paragraph (b) below:

            (i) every person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a "Covered Person") shall be indemnified by the Trust and/or by the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof;

            (ii) the words "claim," "action," "suit," or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while a Covered Person is in office or thereafter, and the words "liability" and "expenses" shall include, without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

      (b)  No indemnification shall be provided hereunder to a Covered Person:

            (i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or (B) not to have acted in good faith in the reasonable belief that his or her action was in the best interest of the Trust; or

            (ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office, (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry or full investigation); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Shareholder may, by appropriate legal proceedings, challenge any such determination by the Trustees, or by independent legal counsel.

      (c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such Trustee or officer and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law.

      (d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 2 may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification under this Section 2; provided, however, that:

            (i) such Covered Person shall have provided appropriate security for such undertaking,

            (ii) the Trust is insured against losses arising out of any such advance payments, or

            (iii) either a majority of the Trustees who are neither interested persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 2.

      According to Article XII, Section 1 of the Declaration of Trust, the Trust is a trust and not a partnership. Trustees are not liable personally to any person extending credit to, contracting with or having any claim against the Trust, a particular Series or the Trustees. A Trustee, however, is not protected from liability due to willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

      Article XII, Section 2 provides that, subject to the provisions of Section 1 of Article XII and to Article XI, the Trustees are not liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

Item 26.  Business and Other Connections of Investment Adviser
          ----------------------------------------------------

      Rafferty Asset Management, LLC (the "Adviser"), 500 Fifth Avenue, Suite 415, New York, New York 10110, offers investment advisory services. Information as to the officers and directors of the Adviser is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-54679).

      Gustafson Baxter Financial Services, Inc. ("GBFS"), 3934 North Hampton Drive, Powell, Ohio 43065, offers investment advisory services. Information as to the officers and directors of GBFS is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-44147).

     Portfolio Strategies, Inc. ("PSI"), 1102 Broadway, #302, Tacoma, Washington 98402, offers investment advisory services. Information as to the officers and directors of PSI is included in its current Form ADV filed with the Securities and Exchange Commission (Registration Number 801-18475).

Item 27.  Principal Underwriter
          ---------------------

      (a) Rafferty Capital Markets, LLC, 59 Hilton Avenue, Garden City, New York 11530, serves as principal underwriter for the Potomac Insurance Trust, Potomac Funds, Badgley Funds, Homestate Group and Texas Capital Value Funds.

(b)   The director and officers of Rafferty Capital Markets, LLC are:

                                                           Position
                         Positions and Offices with       and Offices
      Name                     Underwriter               With Registrant
      ----                     -----------               ---------------

Thomas A. Mulrooney            President                 None

Derek B. Park                  Senior Vice President,    None
                                Equity

Lawrence C. Rafferty           Director                  Chief Executive
                                                         Officer, Chairman of
                                                         the Board of Trustees

Stephen P. Sprague             Chief Financial           Treasurer, Controller,
                                Officer                  and Assistant Secretary


The principal business address of each of the persons listed above is 59 Hilton Avenue, Garden City, New York 11530.

Item 28.    Location of Accounts and Records
            --------------------------------

      The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 are maintained in the physical possession of the Potomac Funds' investment adviser, administrator, custodian, subcustodian, or transfer agent.


Item 29.    Management Services
            -------------------

      Not applicable.

Item 30.    Undertakings
            ------------

      Registrant hereby undertakes to furnish each person to whom a prospectus is delivered a copy of its latest annual report to Shareholders, upon request and without charge.

      Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on October 9, 2002. No other material event requiring disclosure has occurred since the latest of the three dates specified in Rule 485(b)(2).

                                    POTOMAC INSURANCE TRUST

                                    By:   Lawrence C. Rafferty*
                                          -----------------------------
                                          Lawrence C. Rafferty
                                          Chief Executive Officer
Attest:

/s/ Jesse J. Noel
---------------------------
Jesse J. Noel
Chief Financial Officer

      Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 8 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                           TITLE                  DATE
                                    -----                  ----

Lawrence C. Rafferty*               Chief Executive        October 9, 2002
---------------------------         Officer
Lawrence C. Rafferty


Jay F. Higgins*                     Trustee                October 9, 2002
---------------------------
Jay F. Higgins

---------------------------
Daniel J. Byrne*                    Trustee                October 9, 2002
---------------------------
Daniel J. Byrne

Richard Jackson*                    Trustee                October 9, 2002
---------------------------
Richard Jackson

Gerald E. Shanley III*              Trustee                October 9, 2002
---------------------------
Gerald E. Shanley III

/s/ Jesse J. Noel                   Chief Financial        October 9, 2002
---------------------------         Officer
Jesse J. Noel

*By: /s/ Daniel D. O'Neill
     ----------------------
     Daniel D. O'Neill,
     Attorney-In Fact

                                INDEX TO EXHIBITS

Exhibit
Number      Description                                              Page
------      -----------                                              ----

(a)         Declaration of Trust*

(b)         By-Laws*

(c)         Voting trust agreement - None

(d)(i)      Form  of  Investment   Advisory   Agreement  between  the  Potomac
            Insurance Trust and Rafferty Asset Management, LLC**

   (ii)(A) Form of Investment Subadvisory Agreement between Gustafson Baxter Financial Services, Inc. and Rafferty Asset Management, LLC - to be filed

   (ii)(B)  Form  of  Investment   Subadvisory   Agreement   between   Portfolio
            Strategies, Inc. and Rafferty Asset Management, LLC - to be filed

   (iii) Form of Fund Administration Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

(e)(i) Form of Distribution Agreement between the Potomac Insurance Trust and Rafferty Capital Markets, LLC**

   (ii)     Form of Dealer Agreement**

   (iii)    Form of Services Agreement**

(f)         Bonus, profit sharing contracts - None

(g)(i) Form of Custodian Agreement between the Potomac Insurance Trust and Firstar Bank Milwaukee, NA.**

(h)(i) Form of Transfer Agent Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (ii) Form of Fund Accounting Servicing Agreement between the Potomac Insurance Trust and Firstar Mutual Fund Services, LLC**

   (iii)    Form of Participation Agreement**

(i)         Opinion and consent of counsel - filed herewith

(j)(i)      Consent of Independent Auditors - filed herewith

   (iii)    Powers of Attorney***

(k)         Audited seed capital statements***

(l)         Letter of investment intent**

(m)(i)      Class A Plan pursuant to Rule 12b-1**

   (ii)     Class B Plan pursuant to Rule 12b-1**

(n)         Plan pursuant to Rule 18f-3**

(p)(i) Code of Ethics of Potomac Insurance Trust and Rafferty Asset Management, LLC**

   (ii) Code of Ethics of Gustafson Baxter Financial Services, Inc. - to be filed

   (iii)    Code of Ethics of Portfolio Strategies, Inc. - to be filed


* Incorporated by reference to the Trust's Initial Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on December 29, 1999, EDGAR Accession No. 0000898432-99-001184.

** Incorporated by reference to Pre-Effective Amendment No. 1 to the Trust's Registration Statement on Form N-1A as filed with the Securities and
     Exchange    Commission    on   May   9,   2000,    EDGAR    Accession   No.
     0000898432-00-000381.

*** Incorporated by reference to the Pre-Effective Amendment No. 7 to the Trust's Registration Statement on Form N-1A as filed with the Securities and Exchange Commission on September 20, 2002, EDGAR Accession No. 0000898432-02-000630.